Federated Investors
World-Class Investment Manager

Federated Limited Term Fund

A Portfolio of Federated Fixed Income Securities, Inc.

9TH ANNUAL REPORT

November 30, 2000

Established 1991

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Limited Term Fund

President's Message

Dear Fellow Shareholder:

Federated Limited Term Fund, a portfolio of Federated Fixed Income Securities, Inc., was created in 1991, and I am pleased to present its ninth Annual Report. As of November 30, 2000, the fund's net assets of $122.1 million were invested in selected bonds including asset-backed securities issued by banks, mortgage-backed securities and U.S. Treasury notes. Over 60% of the fund's issues are rated A or better, and the fund's holdings include PNC Mortgage Securities Corp., Chase Manhattan Corp., and GEICO Corp., just to name a few. These issues have average maturities of two to three years that provide the potential for generous current income. The fund holds securities with maturities between money market funds (i.e., 40 to 60 days) and government issues (i.e., 1 to 3 years). As a result, shareholders can generally expect higher income than money market fund instruments1 and lower income than longer term government bond funds.

This report covers the 12-month reporting period from December 1, 1999 through November 30, 2000. It begins with an interview with the fund's portfolio manager, Randall S. Bauer, Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

After several years of being outperformed by stocks, bonds turned the tables on stocks in 2000, and short-term, high-quality corporate and asset-backed securities generally did well in this environment. On November 30, 2000, the fund's 30-day SEC yields were 6.71% for Class A Shares and 6.81% for Class F Shares.

1 Unlike the fund, money market funds seek to maintain a stable $1.00 share value.

Individual share class total return performance for the 12-month reporting period, including income distributions, follows.2

	Net Asset Value Change	Income	Total Return
Class A Shares	$9.45 to $9.30 = (1.59%)	$0.644	5.42%
Class F Shares	$9.45 to $9.30 = (1.59%)	$0.654	5.52%

Thank you for participating in Federated Limited Term Fund as a way to pursue a competitive income stream in all types of bond market environments. Remember, reinvesting your monthly dividends is a convenient way to build your account and help your money grow through the benefit of compounding.

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
January 15, 2001

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A Shares and Class F Shares were 4.31% and 3.44%, respectively.

Randall S. Bauer

Vice President

Federated Investment
Management
Company

Investment Review

During the fund's fiscal year, the Federal Reserve Board (the "Fed") raised interest rates several times and then took no further action. What influence did this have on the general bond market and on short-term bonds in particular?

The Fed essentially reacted to the strength of the U.S. economy by raising interest rates. Fed policy typically works with a time lag, and this time was no exception. By the time the two-year Treasury note hit an intra-day high of 7.00% in May 2000, forces were already at work to slow the economy, not the least of which was the sequence of federal funds target rate increases. At this writing, evidence of the slowdown would appear to be substantial. One of the most obvious examples is the steady decline in short-term interest rates from the May 2000 high. As of November 30, 2000, the yield on the two-year Treasury note stood at approximately 5.60%, and has moved even lower since that time.

How did the fund perform in terms of total return and income?

For the fiscal year ended November 30, 2000, the fund's Class A Shares produced a total return of 5.42%,1 based on net asset value, and paid monthly dividends totaling $0.644 per share. The fund's Class F Shares produced a total return of 5.52%,1 based on net asset value, and paid monthly dividends totaling $0.654 per share. The 30-day SEC yields for Class A and F Shares were 6.71% and 6.81%, respectively, on November 30, 2000. There were no capital gains distributions to shareholders during the reporting period.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, (i.e., less any applicable sales charge), for Class A Shares and Class F Shares were 4.31% and 3.44%, respectively.

This fund is a short step out the yield curve from a money market fund. Did it deliver more income over the reporting period than the average money market fund?

The fund's income return, as measured by its average 30-day distribution yield over the reporting period, was substantially higher than that available on money market funds. The fund's total return (i.e., dollars received for dollars invested) approximated that of a money market fund. Despite the fact that interest rates declined slightly over the reporting period (by about 0.40% on the two-year Treasury note), credit spreads (especially in credits rated below single-A) widened in response to the slowing economy and more than offset the positive effect of declining yields. Since the fund invests predominantly in credit-sensitive bonds--securities whose yields are determined by a "spread" over comparable maturity Treasury securities--it did not perform as well as a portfolio of like-maturity Treasurys would have.

What changes did you make in the fund's allocation among different types of securities, and how was the portfolio allocated with respect to credit quality as of November 30, 2000?

While the fund has always maintained a solid investment grade average quality profile, the slowing U.S. economy has warranted a further upgrading of credit exposure. The fund currently has over 46% of its assets in AAA-rated bonds, as opposed to under 40% at the end of the prior reporting period. Furthermore, the percentage of bonds rated below single-A has also decreased to under 34% at November 30, 2000, from over 46% at November 30, 1999.

In terms of sector allocation, asset-backed securities have remained the largest single component of fund assets, in part due to the availability of AAA-rated bonds available in the sector. Corporate bond positions, on the other hand, have been de-emphasized in light of weakening economic fundamentals.

As of November 30, 2000, the quality breakdown of the fund's portfolio was:

Percentage of Portfolio
AAA	46%
AA	10%
A	10%
BBB	22%
BB or lower	12%

What were the fund's top five holdings as of November 30, 2000?

Name/Coupon/Maturity	Percentage of Net Assets
PNC Mortgage Securities Corp. 1997-2, Class B1, 7.50%, 3/25/2027	3.78%
US Treasury Note, 3.625%, 7/15/2002	2.66%
US Treasury Note, 6.25%, 7/31/2002	2.48%
Chase Manhattan Corp., Sub. Note, 5.25%, 12/5/2009	2.37%
Headlands Mortgage Securities Inc. 1997-3, Class B3, 7.75%, 3/25/2027	2.24%
TOTAL	13.53%

What is your outlook for the short-term bond market and the fund as we enter the year 2001?

There is currently a clear disparity between what the general market sees and the Fed's current interest rate posture. With the two-year Treasury note yield nearing 5.25% at this writing, the market expects the Fed to be easing interest rate targets to a significant extent in the near future. Whether the Fed actually moves along with market belief is the big question.

The U.S. economy is indeed slowing ... there can be little debate about that. It is the degree of slowdown, however, that will be the issue heading into 2001. On average over the past 15 years, the two-year Treasury note yield has been approximately 50 basis points higher than the federal funds target rate. Today, it is approximately 125 basis points lower. Something has to give, at least at the short end of the yield curve. Either the bond market is correct--the economy is slowing faster than most are expecting and the Fed will be easing aggressively into 2001--or the market has gotten ahead of itself, and there will be a reversal of the sharp yield declines seen over the past six months.

To borrow jargon from the world of equities, if one is a "value" player, one probably believes that the market has gotten a bit ahead of itself, since the degree of slowdown does not appear as acute as indicated by current yield levels. On the other hand, there is no denying that the "momentum" of the market is toward a continuance of the current rally. Fund management is taking the middle road in all of this by maintaining a neutral duration posture (current fund duration is 1.7 years).1 With regard to credit exposure, however, the decision is more clear-cut, and we continue to upgrade credit quality in the face of a weaker economy.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $9,000 in the Class A Shares of Federated Limited Term Fund on 1/14/92, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $14,162 on 11/30/00. You would have earned a 5.24%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

[Graphic Representation Omitted - See Appendix]

As of 12/31/00, the Class A Shares' average annual 1-year, 5-year, and since inception (1/14/92) total returns were 5.27%, 4.79% and 5.31%, respectively. As of 12/31/00, Class F Shares' average annual 1-year, 5-year, and since inception (9/1/93) total returns were 4.39%, 4.89%, and 4.87%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 1.00% sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 8 years (reinvesting all dividends and capital gains) grew to $11,413.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Limited Term Fund on 1/14/92, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $9,000 but your account would have reached a total value of $11,4131 by 11/30/00. You would have earned an average annual total return of 4.87%.2

A practical investment plan helps you pursue income by investing in short-term bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

2 Total return represents the change in the value of an investment after investing all income and capital gains and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

Federated Limited Term Fund--Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Fund (Class A Shares) (the "Fund") from January 14, 1992 (start of performance) to November 30, 2000 compared to the Merrill Lynch 1-3 Year Corporate Index (MLCI)2 and the Lipper Short-Term Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2000
1 Year	4.31%
5 Year	4.70%
Start of Performance (1/14/1992)	5.24%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The MLCI and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The MLCI is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. This index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the categories indicated. These figures do not reflect any sales charges.

4 Total returns quoted reflect all applicable sales charges.

Federated Limited Term Fund--Class F Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Fund (Class F Shares) (the "Fund") from September 1, 1993 (start of performance) to November 30, 2000 compared to the Merrill Lynch 1-3 Year Corporate Index (MLCI)2 and the Lipper Short-Term Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Returns[4] for the Period Ended 11/30/2000
1 Year	3.44%
5 Year	4.80%
Start of Performance (9/1/1993)	4.78%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be imposed on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MLCI and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The MLCI is an unmanaged index trading short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. This index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the categories indicated. These figures do not reflect any sales charges.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2000

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--0.9%
		Government Agency--0.9%
$478,790	[1]	FHLMC, ARM 7.970%, 12/1/2018	$488,801
428,466	[1]	FHLMC, ARM 7.649%, 9/1/2019	435,784
137,694	[1]	FNMA, ARM 7.625%, 12/1/2020	140,857
66,980	[1]	FNMA, ARM 8.025%, 11/1/2017	68,406

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,133,084)	1,133,848

		ASSET-BACKED SECURITIES--46.5%
		Automobile--7.2%
154,571		AFG Receivables Trust 1997-A, Class C, 7.20%, 10/15/2002	154,818
225,282		AFG Receivables Trust 1997-B, Class C, 7.00%, 2/15/2003	225,372
2,000,000		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	2,007,186
2,000,000		BMW Vehicle Owner Trust 1999-A, Class A3, 6.41%, 4/25/2003	1,999,960
1,700,000		Capital Auto Receivables Asset Trust 2000-1, Class A4, 7.00%, 1/17/2005	1,714,849
795,268		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	805,745
723,483	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	711,980
648,105	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	634,041
472,263		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	469,984

		TOTAL	8,723,935

		Credit Card--7.3%
1,208,033	[2]	Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	1,180,474
2,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,992,960
1,250,000		MBNA Master Credit Card Trust II 1997-F, Class A, 6.60%, 11/15/2004	1,253,563
1,000,000		MBNA Master Credit Card Trust II 2000-A, Class A, 7.35%, 7/16/2007	1,035,290
1,500,000		Prime Credit Card Master Trust, Class A, 6.70%, 6/12/2015	1,498,828
2,000,000		Providian Master Trust 1999-2, Class A, 6.60%, 4/16/2007	2,009,060

		TOTAL	8,970,175

		Home Equity Loan--20.7%
1,500,000	[2,3]	125 Home Loan Owner Trust 1998-1A, Class B-2, 12.16%, 2/15/2029	1,365,938
1,000,000	[1]	Chase Funding Mortgage Loan 1999-1, Class IIB, 9.3675%, 6/25/2028	1,024,550
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class M1, 7.58%, 3/25/2018	1,945,390
924,000		Countrywide Asset-Backed Certificates 1999-1, Class BF, 8.84%, 1/25/2029	907,747
300,000		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	300,309
942,642		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	935,167
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$2,200,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	$2,123,308
2,000,000		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,267,500
455,430		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	450,093
868,216		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	844,340
2,000,000	[1]	Long Beach Home Equity Loan Trust 2000-LB1, Class M2V, 7.275%, 6/21/2030	2,003,255
1,000,000	[1]	Merrill Lynch Mortgage Investors, Inc. 1993-C, Class A4, 7.62%, 3/15/2018	997,497
1,694,583	[2,3]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,642,156
530,313		NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	496,506
1,926,000	[1]	Salomon Brothers Mortgage Sec. VII 1999-NC2, Class M3, 9.8675%, 4/25/2029	1,926,000
2,120,000	[1]	Salomon Brothers Mortgage Sec. VII 1999-NC3, Class M3, 9.7175%, 7/25/2029	2,120,000
2,749,000	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 7.68%, 3/5/2028	2,566,659
1,000,000	[1]	Saxon Asset Securities Trust 1999-1, Class BV1, 9.37%, 2/25/2029	999,200
366,079		Saxon Asset Securities Trust 1999-2, Class BV1, 8.305%, 9/25/2001	365,552
923,591		Saxon Asset Securities Trust 2000-2, Class AV1, 6.88%, 7/25/2030	918,193
118,712		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	118,471

		TOTAL	25,317,831

		Manufactured Housing--6.2%
1,150,000		Green Tree Financial Corp. 1993-3, Class A6, 6.10%, 10/15/2018	1,139,593
750,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	721,485
1,250,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,194,563
2,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	2,101,590
2,000,000		Merit Securities Corp., Series 12, Class 1, 7.98%, 7/28/2033	1,836,874
128,018		Oakwood Mortgage Investors, Inc. 1995-B, Class A2, 6.45%, 1/15/2021	127,238
500,000	[1]	Vanderbilt Mortgage Finance 1999-A, Class 2B2, 9.22%, 6/7/2016	492,659

		TOTAL	7,614,002

		Marine Receivable--2.6%
485,083		CBNJ Boat Loan Trust 1994-1, Class A, 6.89%, 5/18/2012	486,611
2,000,000		CIT Marine Trust 1999-A, Class A2, 5.80%, 4/15/2010	1,982,540
683,601		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	683,902

		TOTAL	3,153,053

		Other--2.5%
283,162	[1,2]	Bosque Asset Corp., Class 1, 7.66%, 6/5/2002	274,667
1,013,547		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	1,008,982
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--continued
$325,000		Centerior Energy Receivables Master Trust 1996-1, Class A, 7.20%, 4/15/2002	$325,826
46,354		Copelco Capital Funding Trust 1998-A, Class A3, 5.78%, 8/15/2001	46,346
1,000,000		Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 7.10%, 8/15/2025	1,000,000
3,320,182	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/15/2019	363,145

		TOTAL	3,018,966

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $58,241,051)	56,797,962

		COLLATERALIZED MORTGAGE OBLIGATIONS--25.0%
		Commercial Mortgage--1.7%
3,731,495		First Union Lehman Brothers Commercial Mortgage Trust (Series 1997-C1) IO, 1.29%, 4/18/2027	205,214
1,900,000	[1,2]	K Mart CMBS Financing, Inc. (Series 1997-1) Class D, 7.72%, 3/1/2007	1,894,120

		TOTAL	2,099,334

		Government Agency--0.1%
148,405		FHLMC (Series 1686) Class PK, 5.00%, 4/15/2023	147,602

		Whole Loan--23.2%
850,342		Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	742,853
940,720		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	941,453
987,971		CMSI Series 1992-18, Class A-1, 8.021%, 11/25/2022	1,001,700
286,775	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	186,762
654,000		GE Capital Mortgage Services, Inc. 1998-3, Class A4, 6.25%, 1/25/2028	644,752
373,343		GE Capital Mortgage Services, Inc. 1998-11, Class 1A1, 6.75%, 6/25/2028	371,034
2,757,530		Headlands Mortgage Securities Inc. 1997-3, Class B3, 7.75%, 3/25/2027	2,733,402
2,680,000		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	2,577,905
1,535,000	[1]	Mellon Residential Funding Corp. 1998-TBC1, Class B3, 6.60212%, 10/25/2028	1,475,998
535,000	[1,2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.60212%, 10/25/2028	412,284
967,956		Norwest Asset Securities Corp. 1997-10, Class A4, 7.00%, 8/25/2027	952,401
985,132		Norwest Asset Securities Corp. 1998-6, Class A9, 6.90%, 4/25/2028	947,807
4,616,714		PNC Mortgage Securities Corp. 1997-2, Class B1, 7.50%, 3/25/2027	4,618,653
949,985	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.83847%, 10/26/2023	759,394
2,000,000		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	2,018,124
1,000,000		Residential Asset Securitization Trust 1997-A7, Class A5, 7.50%, 9/25/2027	997,990
2,500,000		Residential Funding Mortgage Securities I, Inc. 1996-S1, Class A11, 7.10%, 1/25/2026	2,457,450
479,163		Residential Funding Mortgage Securities I, Inc. 1996-S25, Class M3, 7.75%, 12/25/2026	479,733
2,250,000		Residential Funding Mortgage Securities I, Inc. 1997-S17, Class A14, 7.00%, 11/25/2027	2,197,744
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Whole Loan--continued
$1,249,684	[1,2,3]	SMFC Trust Asset-Backed Certificates (Series 1997-A) Class 4, 8.456%, 1/20/2035	$997,404
788,675		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	772,991

		TOTAL	28,287,834

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,349,102)	30,534,770

		CORPORATE BONDS--13.2%
		Banking--4.0%
3,000,000	[1]	Chase Manhattan Corp., Sub. Note, 6.813%, 12/5/2009	2,899,503
1,000,000		Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	997,980
1,000,000		Wells Fargo & Co., Note, 6.50%, 9/3/2002	998,610

		TOTAL	4,896,093

		Food & Drug Retailers--0.9%
1,500,000		Great Atlantic & Pacific Tea Co., Inc., Global Bond Deb., 7.70%, 1/15/2004	1,087,500

		Forest Products--0.9%
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,066,260

		Insurance--2.3%
2,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	2,111,900
750,000	[1]	HSB Group, Inc., Company Guarantee, 7.70813%, 7/15/2027	704,737

		TOTAL	2,816,637

		Retailers--0.9%
1,450,000		Shopko Stores, Inc., 8.50%, 3/15/2002	1,065,750

		Technology Services--1.3%
1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	1,567,500

		Utilities--2.9%
2,000,000	[1]	Indiana Michigan Power Company, 7.305%, 9/3/2002	2,002,960
1,500,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 9.00%, 9/1/2021	1,570,380

		TOTAL	3,573,340

		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,073,162)	16,073,080

		MORTGAGE-BACKED SECURITIES--1.2%
		Government Agency--1.2%
772,119		FHLMC, 6.00%, 4/1/2003	769,463
635,670		GNMA, 8.50%, 8/15/2026	654,346

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,404,654)	1,423,809

Principal Amount or Shares			Value
		U.S. TREASURY NOTES--5.8%
$3,243,750		3.625%, 7/15/2002	$3,243,977
3,000,000		6.25%, 7/31/2002	3,024,720
800,000		7.50%, 11/15/2001	810,672

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $7,060,984)	7,079,369

		MUTUAL FUNDS--9.5%
10,444,880		Prime Value Obligations Fund, Class IS	10,444,880
161,716		The High Yield Bond Portfolio	1,130,411

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $11,974,310)	11,575,291

		TOTAL INVESTMENTS (IDENTIFIED COST $128,236,347)[4]	$124,618,129

1 Denotes variable rate securities, which show current rate and final maturity date.

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At November 30, 2000, these securities amounted to $12,229,630 which represents 10.0% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $4,005,498, which represents 3.3% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $128,251,119. The net unrealized depreciation of investments on a federal tax basis amounts to $3,632,990, which is comprised of $263,949 appreciation and $3,896,939 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($122,096,575) at November 30, 2000.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000

Assets:
Total investments in securities, at value (identified cost $128,236,347)		$124,618,129
Cash		1,985
Income receivable		932,018
Receivable for shares sold		972,533

TOTAL ASSETS		126,524,665

Liabilities:
Payable for investments purchased	$3,101,578
Payable for shares redeemed	1,050,344
Income distribution payable	210,071
Accrued expenses	66,097

TOTAL LIABILITIES		4,428,090

Net assets for 13,130,930 shares outstanding		$122,096,575

Net Assets Consist of:
Paid in capital		$141,458,592
Net unrealized depreciation of investments		(3,618,218)
Accumulated net realized loss on investments		(15,556,065)
Distributions in excess of net investment income		(187,734)

TOTAL NET ASSETS		$122,096,575

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($114,137,061 ÷ 12,274,729 shares outstanding)		$9.30

Offering price per share (100/99.00 of $9.30)[1]		$9.39

Redemption proceeds per share		$9.30

Class F Shares:
Net asset value per share ($7,959,514 ÷ 856,201 shares outstanding)		$9.30

Offering price per share (100/99.00 of $9.30)[1]		$9.39

Redemption proceeds per share (99.00/100 of $9.30)[1]		$9.21

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2000

Investment Income:
Dividends			$304,832
Interest			9,566,383

TOTAL INCOME			9,871,215

Expenses:
Investment adviser fee		$502,667
Administrative personnel and services fee		155,000
Custodian fees		4,089
Transfer and dividend disbursing agent fees and expenses		118,346
Directors'/Trustees' fees		4,645
Auditing fees		13,746
Legal fees		5,382
Portfolio accounting fees		75,661
Distribution services fee--Class A Shares		585,519
Distribution services fee--Class F Shares		12,844
Shareholder services fee--Class A Shares		292,759
Shareholder services fee--Class F Shares		21,407
Share registration costs		55,404
Printing and postage		75,788
Insurance premiums		9,397
Taxes		9,210
Miscellaneous		4,001

TOTAL EXPENSES		1,945,865

Waivers and Reimbursement:
Waiver of investment adviser fee	$(124,087)
Waiver of distribution services fee--Class A Shares	(351,312)
Waiver of distribution services fee--Class F Shares	(1,713)
Waiver of shareholder services fee--Class F Shares	(2,569)
Reimbursement of investment adviser fee	(385)

TOTAL WAIVERS AND REIMBURSEMENTS:		(480,066)

Net expenses			1,465,799

Net investment income			8,405,416

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(1,721,963)
Net change in unrealized depreciation of investments			(113,126)

Net realized and unrealized loss on investments			(1,835,089)

Change in net assets resulting from operations			$6,570,327

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,405,416	$8,918,373
Net realized loss on investments	(1,721,963)	(3,085,078)
Net change in unrealized depreciation	(113,126)	(2,933,257)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,570,327	2,900,038

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,055,355)	(8,142,077)
Class F Shares	(597,416)	(807,850)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,652,771)	(8,949,927)

Share Transactions:
Proceeds from sale of shares	93,405,411	163,459,402
Net asset value of shares issued to shareholders in payment of distributions declared	6,228,294	6,532,660
Cost of shares redeemed	(124,426,998)	(129,540,668)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,793,293)	40,451,394

Change in net assets	(26,875,737)	34,401,505

Net Assets:
Beginning of period	148,972,312	114,570,807

End of period	$122,096,575	$148,972,312

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$9.45	$9.82	$9.95	$9.91	$9.97
Income From Investment Operations:
Net investment income	0.63	0.57	0.60	0.59	0.59
Net realized and unrealized gain (loss) on investments	(0.14)	(0.35)	(0.13)	0.04	(0.06)

TOTAL FROM INVESTMENT OPERATIONS	0.49	0.22	0.47	0.63	0.53

Less Distributions:
Distributions from net investment income	(0.64)	(0.59)	(0.60)	(0.59)	(0.59)

Net Asset Value, End of Period	$9.30	$9.45	$9.82	$9.95	$9.91

Total Return[1]	5.42%	2.31%	4.81%	6.52%	5.54%

Ratios to Average Net Assets:

Expenses	1.17%	1.10%	1.10%	1.10%	1.10%

Net investment income	6.68%	5.98%	6.02%	5.90%	6.04%

Expense waiver/reimbursement[2]	0.40%	0.37%	0.47%	0.49%	0.56%

Supplemental Data:

Net assets, end of period (000 omitted)	$114,137	$139,452	$101,213	$94,952	$116,174

Portfolio turnover	30%	29%	93%	62%	104%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$9.45	$9.82	$9.95	$9.91	$9.97
Income From Investment Operations:
Net investment income	0.64	0.57	0.61	0.60	0.66
Net realized and unrealized gain (loss) on investments	(0.14)	(0.34)	(0.13)	0.04	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	0.50	0.23	0.48	0.64	0.54

Less Distributions:
Distributions from net investment income	(0.65)	(0.60)	(0.61)	(0.60)	(0.60)

Net Asset Value, End of Period	$9.30	$9.45	$9.82	$9.95	$9.91

Total Return[1]	5.52%	2.42%	4.91%	6.63%	5.64%

Ratios to Average Net Assets:

Expenses	1.07%	1.00%	1.00%	1.00%	1.00%

Net investment income	6.78%	6.00%	6.09%	6.00%	6.14%

Expense waiver/reimbursement[2]	0.15%	0.12%	0.22%	0.24%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$7,960	$9,520	$13,358	$8,807	$8,938

Portfolio turnover	30%	29%	93%	62%	104%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000

ORGANIZATION

Federated Fixed Income Securities, Inc. (formerly, Fixed Income Securities, Inc.) (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through compilation of a portfolio, the weighted-average duration of which will at all times be limited to three years or less.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

United States government securities, listed corporate bonds, (other fixed-income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $15,541,294, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$8,964,278

2003	1,407,407

2004	97,949

2006	261,311

2007	3,092,726

2008	1,717,623

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at November 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco Nacional de Mexico SA	01/09/1997	$1,153,120

Bosque Asset Corp., Class 1	06/19/1997	$ 283,271

FMAC Loan Receivables Trust 1997-A	06/16/1997	$ 456,681

GE Capital Mortgage Services, Inc. 1994-3	07/10/1997	$ 195,250

K Mart CMBS Financing, Inc. Series 1997-1	02/27/1997	$1,900,000

Mellon Residential Funding Corp. 1998-TBC1	12/16/1998	$ 478,665

Paragon Auto Receivables Owner Trust 1998-A	05/14/1998	$ 685,470

Paragon Auto Receivables Owner Trust 1998-B	09/09/1998	$ 623,355

Saxon Asset Securities Trust 1998-1	03/05/1998 -- 05/21/1999	$2,558,191

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis.

CAPITAL STOCK

At November 30, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2000		1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,882,702	$92,460,515	16,591,622	$160,553,694
Shares issued to shareholders in payment of distributions declared	629,714	5,886,433	619,730	5,967,134
Shares redeemed	(12,995,039)	(121,723,989)	(12,757,200)	(122,750,761)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,482,623)	$(23,377,041)	4,454,152	$43,770,067

Year Ended November 30	2000		1999
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	100,943	$944,896	300,562	$2,905,708
Shares issued to shareholders in payment of distributions declared	36,572	341,861	58,565	565,526
Shares redeemed	(288,764)	(2,703,009)	(712,506)	(6,789,907)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(151,249)	$(1,416,252)	(353,379)	$(3,318,673)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,633,872)	$(24,793,293)	4,100,773	$40,451,394

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class F Shares	0.15%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended November 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $71,234,252 and $61,022,250, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:

Purchases	$29,795,180

Sales	$55,217,468

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2000, were as follows:

Purchases	$6,226,714

Sales	$3,914,922

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2000, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED LIMITED TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Term Fund (the "Fund") (a portfolio of Federated Fixed Income Securities, Inc.) as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Limited Term Fund as of November 30, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 12, 2001

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Limited Term Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P106
Cusip 31417P205

G01176-01 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Richard B. Fisher

President

Federated Strategic Income Fund

President's Message

Dear Shareholder:

Federated Strategic Income Fund was created in 1994, and I am pleased to present its sixth Semi-Annual Report. This $869 million net asset bond fund seeks generous monthly income from three distinct bond markets--domestic high-yield bonds, U.S. corporate and government bonds, and international corporate and government bonds.1 This report covers the first half of the fund's fiscal year which is the six-month period from December 1, 1999 through May 31, 2000. The fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Investment Management Company, presents his thoughts on these three bond markets, the fund's weightings, and outlook for income opportunities for shareholders. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's bond selections, and third is the publication of the fund's financial statements.

This income fund holds a strategic combination of hundreds of bonds selected by an investment management team consisting of experts in three key bond market sectors. These bond sectors historically have little correlation with one another, and shareholders are diversified in holdings around the world, including the U.S. markets. However, in the past 12 months, Alan Greenspan, chairman of the Federal Reserve Board (the "Fed"), raised interest rates six times. Six times he reminded bond and equity investors of his fear of inflation in this country. In the Ides of March 2000, his message came across loud and clear. As a result, the stock markets fell, and bond holders hoped for just one more interest rate increase. Some visible sectors of the U.S. economy have slowed, and this scenario should bode well for bond prices sooner or later.

1 Securities rated below investment grade generally entail greater market, credit and liquidity risks than investment grade securities. International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Individual share class total return performance for the six-month reporting period of the fund follows.1

	Total Return	Income Distributions	Net Asset Value Change
Class A Shares	(1.54%)	$0.406	$9.19 to $8.65 = (5.88%)
Class B Shares	(2.02%)	$0.372	$9.19 to $8.64 = (5.98%)
Class C Shares	(2.02%)	$0.372	$9.19 to $8.64 = (5.98%)
Class F Shares	(1.55%)	$0.406	$9.18 to $8.64 = (5.88%)

Thank you for your support of this diversified approach to income generation. Remember, reinvesting your monthly dividends and investing on a systematic basis are convenient ways to build your account--and to help your money grow through the benefit of compounding.2

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
July 15, 2000

1 Performance quoted is based on net asset value, represents past performance, and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sale charge), for Class A, B, C, and F Shares were (5.94%), (7.20%), (2.96%), and (3.43%), respectively.

2 Systematic investing does not assure a profit or protect against loss in declining markets.

Joseph M. Balestrino

Senior Vice President

Federated Investment Management Company

Investment Review

Shareholders' Note: This fund is co-managed by a team of portfolio managers, in addition to lead manager Joseph M. Balestrino, who are experts in key bond market sectors: U.S. government--Kathy Foody-Malus, Vice President, Federated Investment Management Company; high-yield corporate bonds--Mark E. Durbiano, Senior Vice President, Federated Investment Management Company; and international bonds--Robert Kowit, Vice President, Federated Global Investment Management Corp.

What is the fund management's review of the six-month reporting period?

In domestic bond sectors, the corporate bond market over the six-month reporting period experienced the negative effects of both rising interest rates and general stock market volatility. In addition, the U.S. Treasury announced and executed upon its plan to repurchase high-coupon, long-term maturity treasury bonds. In this environment, pure treasury securities outperformed most other fixed income sectors, including both high-quality and high-yield corporate securities. The result: a very modest positive return in the high-quality bond arena and a negative return in the high-yield corporate bond arena.

In international bond markets, the market influences were very similar. Many central banks around the globe were raising interest rates to avoid potentially mounting inflation problems, and international stock markets were generally experiencing increased volatility along with price declines. As a result, many international fixed-income markets delivered negative total returns over the fund's six-month reporting period.

How did Federated Strategic Income Fund perform in terms of total return?

The fund's returns were negative reflecting a generally weak bond market environment. Class A Shares posted a total return for the six-month reporting period ended May 31, 2000 of (1.54%) based on net asset value. Income generated by the fund contributed to the total return. The fund's Class B, C, and F Shares had total returns of (2.02%), (2.02%), and (1.55%), respectively, based on net asset value.1

Of course, income is a primary consideration for shareholders. What was the total income paid per share during the six-month reporting period?

The fund's six monthly income dividends totaled $0.406 per share for Class A Shares, $0.372 for Class B Shares, $0.372 per share for Class C Shares, and $0.406 per share for Class F Shares.

What were the 30-day SEC yields for each of the fund's share classes?

The yields at the end of the reporting period were very attractive. As of May 31, 2000, the fund's Class A Shares achieved a 9.17% 30-day SEC yield, Class B Shares had an 8.41% 30-day SEC yield, Class C Shares earned a 8.40% 30-day SEC yield, and Class F Shares had a 9.17% 30-day SEC yield at NAV.2

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sale charge), for Class A, B, C and F Shares were (5.94%), (7.20%), (2.96%), and (3.43%), respectively.

2 The 30-day SEC yields were 8.74% and 9.07% for Class A Shares and Class F Shares, respectively, based on offering price.

How were the fund's assets allocated among domestic high-quality, domestic high-yield and international bonds as of May 31, 2000?

The fund's sector allocation was 19.6% in domestic high-quality, 45.5% in domestic high-yield, and 34.0% in international bonds issues. Over the reporting period, the sector allocation has gradually been shifted toward more high yield exposure and slightly less international exposure, given the weak performance and very strong performance, respectively, in these two markets.

As we reach the mid-point of the year, what is your outlook for the fund's three sectors?

In the United States, Federated's outlook on bonds has become more positive, recommending that investors add to their overall fixed-income positions within a diversified portfolio. There is a growing belief that the Fed's interest rate hikes to date are having the desired effect of slowing the economy to a more sustainable pace without excessive inflation. In addition, the relative value of the mortgage backed and corporate bond sectors has also increased given the significant outperformance of pure U.S. treasuries thus far in the year 2000. Thus, it is anticipated that returns are poised to improve for most domestic bond sectors going forward.

Internationally, fund management is generally of a neutral to slightly positive opinion. Global economic growth appears to be sustainable, which should particularly benefit the emerging debt markets. On the other hand, rising rates in the more developed markets, such as Europe, could have the effect of reducing bond values. Consequently, the fund has been marginally decreasing its allocation to the international bond markets.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $7,000 in the Class A Shares of Federated Strategic Income Fund on 5/4/94, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $9,887 on 5/31/00. You would have earned a 5.85%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/2000, the Class A Shares' 1-year, 5-year, and since inception (5/4/94) average annual total returns were (1.89%), 5.81%, and 6.23%, respectively. Class B Shares' 1-year and since inception (7/27/95) average annual total returns were (3.23%) and 5.75%, respectively. Class C Shares' 1-year, 5-year, and since inception (5/2/94) average annual total returns were 1.00%, 6.00%, and 6.23%, respectively. Class F Shares' 1-year, 5-year, and since inception (5/10/94) average annual total returns were 0.91%, 6.53%, and 6.73%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for six years (reinvesting all dividends and capital gains) grew to $7,776.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Strategic Income Fund on 5/4/94, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $7,000, but your account would have reached a total value of $7,776 by 5/31/00. You would have earned an average annual total return of 3.47%.

A practical investment plan in the fund helps you pursue income through a highly diversified portfolio invested in U.S. corporate securities, U.S. government securities and non-U.S. corporate securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--Investing for Future Income

Jim and Leslie Weber are a two-income couple who, like many others, want to be able to afford their present lifestyle and still have something extra for those special times when they might need it.

They decided a diversified income fund was right for them. The fund's exposure to U.S. government securities, high-yield U.S. corporate securities, and international securities gives them a relatively stable income stream. They invested $100,000 in the Class A Shares of Federated Strategic Income Fund on May 4, 1994, and have allowed the dividends and capital gains to reinvest.

By May 31, 2000, they were pleased to see that their original investment had grown to $142,323 for an average annual total return of 5.98%.

The couple is fictional, but the figures are real.

[Graphic Representation Omitted - See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance is no guarantee of future results.

Portfolio of Investments

MAY 31, 2000 (UNAUDITED)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--11.8%
		Automotive--0.5%
$2,820,000		Arvin Industries, Inc., Company Guarantees, 9.50%, 2/1/2027	$2,597,361
775,000		General Motors Corp., Note, 9.45%, 11/01/2011	839,317
1,000,000		Hertz Corp., MTN, 9.05%, 6/22/2000	1,002,180

		TOTAL	4,438,858

		Banking--0.7%
2,200,000		Barclays North America, Deb., 9.75%, 5/15/2021	2,343,638
1,000,000	[1,2]	Den Danske Bank, Note, 7.40% 6/15/2010	976,130
1,000,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/15/2005	915,230
1,250,000		National Bank of Canada, Sub. Note, 8.125%, 8/15/2004	1,267,638
1,000,000	[1,2]	Swedbank, Sub., Note, 11/29/2049	917,322

		TOTAL	6,419,958

		Cable Television--0.6%
2,500,000		CF Cable TV, Inc., Note, 9.125%, 7/15/2007	2,609,275
2,000,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	2,150,040

		TOTAL	4,759,315

		Chemicals & Plastics--0.2%
1,450,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.29%, 4/01/2020	878,445
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.25%, 1/15/2027	1,184,775

		TOTAL	2,063,220

		Consumer Products--0.1%
1,000,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	966,350

		Ecological Services & Equipment--0.3%
2,700,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	2,359,719

		Education--0.2%
2,000,000		Boston University, MTN, 7.625%, 7/15/2097	1,750,520

		Electronics--0.3%
3,000,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	2,857,770

		Finance - Automotive--0.2%
1,620,000		General Motors Acceptance Corp., Note, 9.00%, 10/15/2002	1,669,637

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Financial Intermediaries--1.1%
$1,500,000		Capital One Financial Corp., Note, 7.125%, 8/01/2008	$1,330,650
2,000,000		Green Tree Financial Corp., Sub. Bond, 1993-4, Class B2, 8.55%, 01/15/2019	1,648,140
80,421		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 02/15/2029	80,519
1,000,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 5/1/2007	1,001,550
1,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	935,950
1,175,000		Olympic Financial Ltd., Sr. Note, 11.50%, 3/15/2007	1,299,245
2,013,000		Olympic Financial Ltd., Unit, 11.50%, 3/15/2007	2,258,586
1,300,000	[1,2]	Pemex Finance Ltd., Series 2000; Class A1, 9.03%, 2/15/2011	1,273,454

		TOTAL	9,828,094

		Forest Products--0.6%
1,250,000		Donohue Forest Products, Company Guarantee, 7.625%, 5/15/2007	1,225,725
250,000		Pope & Talbot, Inc., Deb., 8.375%, 6/1/2013	222,198
3,380,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	3,471,328

		TOTAL	4,919,251

		Health Care--0.2%
850,000		Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005	799,000
500,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/01/2008	452,500

		TOTAL	1,251,500

		Home Products & Furnishings--0.1%
600,000		Whirlpool Corp., Unsecd. Note, 9.50%, 6/15/2000	601,356

		Insurance--1.3%
500,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	445,120
1,500,000		CNA Financial Corp., Bond, 6.95%, 1/15/2018	1,176,495
1,000,000		Conseco Finance, Unsecd. Note, 8.796%, 4/01/2027	355,000
2,000,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/01/2002	1,390,000
750,000		Delphi Funding LLC, Notes, 9.31%, 3/25/2027	671,858
3,164,000		Delphi Financial Group, Inc., Sr. Note, 8.00%, 10/1/2003	3,057,943
2,000,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	1,903,020
625,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	484,181
500,000	[1,2]	USF&G Capital Company Guarantee, 8.312%, 7/1/2046	464,375
500,000		USF&G Capital II, Company Guarantee, 8.47%, 1/10/2027	458,915
1,000,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	936,810

		TOTAL	11,343,717

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Leisure & Entertainment--0.5%
$2,850,000		Paramount Communications, Inc., Sr. Deb., 8.25%, 8/01/2022	$2,684,358
1,175,000		Viacom, Inc., Sr. Sub. Note, 10.25%, 9/15/2001	1,208,758

		TOTAL	3,893,116

		Metals & Mining--1.0%
1,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	983,190
1,950,000		Inco Ltd., Note, 9.60%, 6/15/2022	1,942,805
2,300,000	[1,2]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	2,081,569
3,000,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	2,523,732
1,125,000		Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005	1,093,916

		TOTAL	8,625,212

		Oil & Gas--0.6%
1,250,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	1,153,938
1,750,000		Sun Co., Inc., Deb., 9.00%, 11/1/2024	1,817,148
2,530,000		Veritas DGC, Inc., Sr. Note, 9.75%, 10/15/2003	2,542,650

		TOTAL	5,513,736

		Printing & Publishing--0.2%
880,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	789,571
1,000,000		News America Holdings, Inc., Note, 8.15%, 10/17/2036	877,520

		TOTAL	1,667,091

		Real Estate--0.3%
500,000		Storage USA, Notes, 8.20%, 6/1/2017	450,450
2,100,000		Storage USA, Deb., 7.50%, 12/1/2027	1,704,381

		TOTAL	2,154,831

		Retailers--1.6%
3,500,000		Dayton-Hudson Corp., Deb., 10.00%, 12/01/2000	3,552,080
1,000,000		Federated Department Stores, Sr. Note, 10%, 2/15/2001	1,015,400
3,174,365		K Mart Corp., Pass Thru Cert., 8.54%, 1/2/2015	2,887,276
2,000,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	2,123,240
1,100,000		Sears, Roebuck & Co., MTN, 10.00%, 2/03/2012	1,207,613
1,000,000		Shopko Stores, Inc., Sr. Note, 8.50%, 3/15/2002	1,006,200
2,300,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	2,327,485

		TOTAL	14,119,294

		Technology Services--0.4%
3,440,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	3,689,400

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Telecommunications & Cellular--0.4%
$1,000,000		LCI International, Inc., Sr. Note, 7.25%, 6/15/2007	$936,260
1,750,000		MetroNet Communications, Sr. Note, 12.00%, 8/15/2007	1,986,250
625,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/01/2008	705,469

		TOTAL	3,627,979

		Utilities--0.4%
1,750,000	[1,2]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/01/2026	1,594,040
550,000	[1,2]	Israel Electric Corp., Ltd., Sr. Note, 7.875%, 12/15/2026	489,478
600,000	[1,2]	Israel Electric Corp., Ltd., Sr. Secd. Note, 7.75%, 3/01/2009	566,880
500,000		Puget Sound Energy, Inc., MTN, 7.02%, 12/1/2027	432,670
1,000,000	[1,2]	Tenaga Nasional, Deb., 7.50%, 1/15/2096	738,500

		TOTAL	3,821,568

		TOTAL CORPORATE BONDS (IDENTIFIED COST $113,146,900)	102,341,492

		INTERNATIONAL BONDS--34.0%
		ARGENTINE PESO--0.1%
		Telecommunications & Cellular--0.1%
1,000,000	[1,2]	CIA International Telecommunications, Note, 10.375%, 8/01/2004	830,108

		AUSTRALIAN DOLLAR--0.2%
		Sovereign--0.2%
2,000,000		Australia, Government of, 8.75%, 8/15/2008	1,321,396

		State/Provincial--0.0%
550,000		Victoria, State of, Local Government Guarantee, 10.25%, 11/15/2006	372,934

		TOTAL AUSTRALIAN DOLLAR	1,694,330

		BRITISH POUND--0.4%
		Air Transportation--0.1%
600,000		British Airways, Note, 10.875%, 6/15/2008	1,084,612

		Sovereign--0.3%
1,300,000		United Kingdom, Government of, Foreign Government Guarantee, 11.75%, 1/22/2007	2,208,601

		TOTAL BRITISH POUND	3,293,213

		CANADIAN DOLLAR--1.1%
		Forest Products--0.4%
3,750,000		Avenor, Inc., Deb., 10.85%, 11/30/2014	2,876,127

Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		CANADIAN DOLLAR--continued
		Telecommunications & Cellular--0.7%
7,180,000		Clearnet Communications, Inc., Sr. Disc. Note, 0/11.75%, 8/13/2007	$3,307,430
6,800,000		Microcell Telecommunications, Sr. Disc. Note, 11.75%, 10/15/2007	2,996,195

		TOTAL	6,303,625

		TOTAL CANADIAN DOLLAR	9,179,752

		DANISH KRONE--0.1%
		Sovereign--0.1%
5,250,000		Denmark, Government of, Bond, 8.00%, 3/15/2006	727,018

		EURO--4.9%
		Banking--0.3%
3,000,000	[1,2]	Dresdner Funding Trust, 5.79%, 6/30/2011	2,518,965

		Sovereign--3.0%
1,000,000		Austria, Government of, Bond, 6.25%, 7/15/2027	996,437
2,250,000		Austria, Government of, Bond, 5.625%, 7/15/2007	2,120,506
3,476,784		Germany, Government of, Deb., 6.25%, 1/04/2024	3,542,082
476,308		Ireland, Government of, Deb., 4.00%, 4/18/2010	396,120
2,704,542		Ireland, Government of, Deb., 9.00%, 9/01/2006	2,992,293
387,342		Italy, Government of, 10.00%, 8/01/2003	409,939
335,696		Italy, Government of, 7.75%, 11/01/2006	351,177
4,699,749		Italy, Government of, Bond, 10.50%, 9/01/2005	5,381,257
1,420,254		Italy, Government of, Deb., 12.00%, 1/01/2003	1,533,055
1,247,895		Netherlands, Government of, Bond, 8.500%, 6/01/2006	1,351,081
1,361,340		Netherlands, Government of, Bond, 7.50%, 4/15/2010	1,473,272
2,949,571		Netherlands, Government of, Bond, 9.00%, 1/15/2001	2,818,395
680,670		Netherlands, Government of, Bond, 8.25%, 2/15/2007	737,271
863,137		Spain, Government of, Deb., 10.10%, 2/28/2001	834,725
757,275		Spain, Government of, Foreign Government Guarantee, 8.00%, 5/30/2004	772,182

		TOTAL	25,709,792

		Telecommunications & Cellular--1.6%
3,000,000		Enitel ASA, 12.50%, 4/15/2010	2,798,850
2,500,000	[1,2]	Jazztel PLC, Sr. Note, Series 144A, 13.25%, 12/15/2009	2,145,785
4,000,000	[1,2]	Level 3 Communications, Inc., Series 144A, 10.75%, 3/15/2008	3,377,278
Foreign Currency Par Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		EURO--continued
		Telecommunications & Cellular--continued
2,500,000	[1,2]	PTC International Finance, Company Guarantee, Series 144A, 11.25%, 12/01/2009	$2,461,821
4,000,000	[1,2]	Viatel, Inc., Sr. Note, Series 144A, 12.75%, 4/15/2008	3,470,573

		TOTAL	14,254,307

		TOTAL EURO	42,483,064

		HUNGARIAN FORINT--0.8%
		Sovereign--0.6%
250,000,000		Hungary, Government of, Bond, 9.50%, 1/12/2002	889,549
580,000,000		Hungary, Government of, Bond, 14.00%, 12/12/2002	2,257,812
450,000,000		Hungary, Government of, Bond, 13.00%, 7/24/2003	1,747,706

		TOTAL	4,895,067

		Supranational--0.2%
400,000,000		European Investment Bank, Series 3, 11.75%, 6/25/2004	1,538,260

		TOTAL HUNGARIAN FORINT	6,433,327

		INDONESIAN RUPIAH--0.0%
		Financial Intermediaries--0.0%
1,000,000,000	[3]	Polysindo International Finance Co., 13.00%, 6/15/2001	13,910

		NEW ZEALAND DOLLAR--0.3%
		Financial Intermediaries--0.0%
840,000		Brierley Investment Ltd., Bond, 9.00%, 3/15/2002	384,022

		Sovereign--0.3%
3,520,000		New Zealand, Government of, Bond, 5.50%, 4/15/2003	1,543,322
2,300,000		New Zealand, Government of, Deb., 8.00%, 11/15/2006	1,104,764

		TOTAL	2,648,086

		TOTAL NEW ZEALAND DOLLAR	3,032,108

		NORWEGIAN KRONE--0.1%
		Sovereign--0.1%
3,000,000		Norway, Government of, Bond, 7.00%, 5/31/2001	336,780
8,000,000		Norway, Government of, Bond, 9.50%, 10/31/2002	951,039

		TOTAL NORWEGIAN KRONE	1,287,819

		POLISH ZLOTY--1.0%
		Sovereign--1.0%
4,500,000		Poland, Government of, 10.00%, 6/12/2004	867,748
17,750,000		Poland, Government of, Bond, 12.00%, 10/12/2003	3,630,774
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		POLISH ZLOTY--continued
		Sovereign--continued
7,870,000		Poland, Government of, Bond, 12.00%, 2/12/2002	$1,639,359
4,500,000		Poland, Government of, Bond, 12.00%, 2/12/2003	920,990
1,500,000		Poland, Government of, Bond, 12.00%, 6/12/2001	321,672
6,000,000		Poland, Government of, Bond, 12.00%, 6/12/2002	1,240,956

		TOTAL POLISH ZLOTY	8,621,499

		SOUTH AFRICAN RAND--0.7%
		Government Agency--0.3%
11,000,000		Lesotho Water Authority, Foreign Government Guarantee, 13.00%, 9/15/2010	1,406,447
10,000,000		Telkom SA Ltd., 10.00%, 3/31/2008	1,124,153

		TOTAL	2,530,600

		Sovereign--0.4%
10,000,000		South Africa, Government of, 12.00%, 2/28/2005	1,343,698
15,000,000		South Africa, Government of, 13.50%, 9/15/2015	2,036,304
2,500,000		South Africa, Government of, Bond, 12.50%, 1/15/2002	359,062

		TOTAL	3,739,064

		TOTAL SOUTH AFRICAN RAND	6,269,664

		U.S. DOLLAR--24.3%
		Agency--0.4%
$2,000,000		Quebec, Province of, 11.00%, 6/15/2015	2,084,480
1,500,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	1,531,365

		TOTAL	3,615,845

		Banking--0.9%
3,000,000		Bancomext Trust, Bank Guarantee, 11.25%, 5/30/2006	3,183,000
5,000,000		China Development Bank, 8.25%, 5/15/2009	4,876,700

		TOTAL	8,059,700

		Broadcast Radio & TV--0.2%
2,000,000		Globo Communicacoes Part, Sr. Note, 10.625%, 12/05/2008	1,651,104

		Building & Development--0.7%
5,000,000		Cemex SA, Bond, 12.75%, 7/15/2006	5,640,795
1,000,000		Corporacion GEO, SA de CV, Note, 10.00%, 5/23/2002	880,000

		TOTAL	6,520,795

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Cable & Wireless Television--0.1%
$1,250,000	[1,2]	Imasac, SA, 11%, 5/02/2005	$775,000

		Consumer Products--0.1%
1,500,000		Mastellone Hermanos SA, Bond, 11.75%, 4/01/2008	1,035,000

		Container & Glass Products--0.4%
4,750,000		Vicap, SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	4,025,625

		Finance--0.1%
1,000,000		Pera Financial, Services Bond, Series REG S, 9.375%, 10/15/2002	951,250

		Food & Drug Retailers--0.4%
3,500,000	[1,2]	Premier International Foods, PLC, 12%, 9/01/2009	3,342,500

		Industrial Products & Equipment--0.1%
1,000,000		TM Group Holdings, Sr. Note, 11.00%, 5/15/2008	805,000

		Metals & Mining--0.2%
2,000,000	[1]	Codelco, Inc, Unsecd. Note, 7.375%, 5/01/2009	1,812,640

		Oil & Gas--0.4%
3,800,000		Perez Companc, SA, Series REGS, 9.00%, 5/01/2006	3,372,500

		Sovereign--11.9%
3,850,000		Argentina, Government of, Discount Bond, 3/31/2023	3,195,500
5,000,000		Brazil, Government of, C Bond, 7.00%, 4/15/2012	3,562,500
12,335,313		Brazil, Government of, C Bond, 8.00%, 4/15/2014	8,634,719
8,751,000		Brazil, Government of, 14.50%, 10/15/2009	8,969,775
14,220,000		Bulgaria, Government of, 7.062%, 7/28/2024	10,743,708
3,750,000		Jordan, Government of, 12/23/2023	2,330,715
3,100,000		Mexico, Government of, 10.375%, 2/17/2009	3,134,875
7,000,000		Mexico, Government of, 11.375%, 9/15/2016	7,516,250
3,000,000		Mexico, Government of, 8.625%, 3/12/2008	2,790,000
4,000,000		Mexico, Government of, Foreign Government Guarantee, Series D, 12/31/2019	3,910,000
3,931,579		Morocco R&CA, Foreign Government Guarantee, 2.03%, 1/1/2009	3,469,619
6,500,000		Panama, Government of, Bond, 8.875%, 9/30/2027	4,988,750
3,000,000		Panama-Irb, Deb., Series 18YR, 7/17/2014	2,280,000
Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		U.S. DOLLAR--continued
		Sovereign--continued
$2,500,000		Peru, Gov Brady Flirb, Series 20 YR, 3/07/2017	$1,390,625
2,000,000		Peru, Government of, Brady, Bond, Series 20 YR, 3/07/2017	1,245,000
9,300,000		Russia, Government of, Series REGS, 10.00%, 6/26/2007	6,393,750
8,300,000		South Africa, Government, Sr. Unsub., 9.125%, 5/19/2009	7,834,370
10,000,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	10,450,000
10,000,000		Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009	10,393,900

		TOTAL	103,234,056

		Sovereign Government--5.1%
15,000,000		Brazil, Government of, Bond, 12.25%, 3/06/2030	13,237,500
15,000,000		Brazil, Government of, Bond, 12.75%, 1/15/2020	13,800,000
2,750,000		El Salvador, Government, Note, Series REGS, 9.50%, 8/15/2006	2,777,500
10,000,000	[1,2]	Kazakhstan, Government of, Bond, Series 144A, 11.125%, 5/11/2007	10,175,000
4,000,000		Qatar, Government of, Series REGS, 9.50%, 5/21/2009	4,020,000

		TOTAL	44,010,000

		Surface Transportation--0.2%
1,700,000		Kowloon-Canton Railway, Note, 8.00%, 3/15/2010	1,656,837

		Technology Services--0.5%
4,500,000	[1,2]	Hyundai Semicon, 8.625%, Series 144A, 5/15/2007	3,964,635

		Telecommunications & Cellular--2.1%
4,000,000		Alestra, SA, 12.625%, 5/15/2009	3,520,000
5,000,000		Maxcom Telecomunicacione, 13.75%, 4/01/2007	4,262,500
5,600,000		Netia Holdings, BV, Series B, 11.25%, 11/01/2007	3,836,000
3,000,000		Nuevo Grupo Iusacell SA de CV, 14.25%, Series REGS, 12/01/2006	2,985,000
3,500,000		Tricom, SA, Sr. Note, 11.375%, 9/1/2004	3,342,500

		TOTAL	17,946,000

		Utilities--0.5%
4,500,000		Empresa Nacional Electricidad SA, Bond, 8.50%, 4/01/2009	4,222,170

		TOTAL U.S. DOLLAR	211,000,657

		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $321,393,141)	294,866,469

		ASSET-BACKED SECURITIES--0.4%
		Structured Product--0.4%
2,500,000	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	2,173,438
1,000,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	933,281
Principal Amount or Shares			Value in U.S. Dollars
		ASSET-BACKED SECURITIES--continued
		Structured Product--continued
$460,232	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 7.7191%, 01/28/2025	$378,828

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,913,586)	3,485,547

		U.S. GOVERNMENT AGENCIES--0.1%
		Long-Term Government Obligations--0.1%
629,391		Government National Mortgage Association, 11.00%, 9/15/2015 (identified cost $707,278)	683,279

		U.S. TREASURY BONDS--6.8%
		U.S. Treasury Bonds--6.8%
6,500,000		United States Treasury Bond, 10.750%, 2/15/2003	7,128,225
9,500,000		United States Treasury Bond, 10.750%, 8/15/2005	11,184,160
10,550,000		United States Treasury Bond, 11.625%, 11/15/2004	12,536,776
3,800,000		United States Treasury Bond, 11.875%, 11/15/2003	4,394,130
10,910,000		United States Treasury Bond, 12.375%, 5/15/2004	13,021,303
10,000,000		United States Treasury Bond, 14.250%, 2/15/2002	11,182,600

		TOTAL U.S. TREASURY BONDS (IDENTIFIED COST $66,004,450)	59,447,194

		MUNICIPALS--0.3%
		Municipal Services--0.2%
750,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00%, Bonds (Downtown Arena Project) 12/01/2028	649,365
250,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30%, Bonds (MBIA INS) 03/01/2020	227,748
1,000,000		Minneapolis/St. Paul, MN Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.950%, Bonds (Minneapolis/St. Paul, MN) 01/01/2022	1,040,040

		TOTAL	1,917,153

		Real Estate--0.1%
900,000		North Central, TX, Housing Finance Corp., Housing Revenue Bonds, Series 1999-B, 9.100% (Tiffany Square Apartments) 12/01/2014	897,615

		TOTAL MUNICIPALS (IDENTIFIED COST $2,994,929)	2,814,768

		MUTUAL FUNDS--45.1%
2,918,425	[4]	Federated Mortgage Core Portfolio	27,462,377
15,303,708	[5]	Prime Value Obligations Fund, Class IS	15,303,708
3,500,000	[1,2]	Regional Diversified Fund, 9.25%, 3/15/2030	3,455,813
43,344,260	[4]	The High Yield Bond Portfolio	345,453,753

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $466,406,084)	391,675,651

Shares			Value in U.S. Dollars
		COMMON STOCKS--0.0%[3]
		Sovereign--0.0%
250	[3]	Nigeria, Government of, Warrants	$3
7,500	[3]	Venezuela, Government of, Warrants	0

		TOTAL COMMON STOCKS (IDENTIFIED COST $0)	3

		PREFERRED STOCKS--0.6%
		Financial Intermediaries--0.2%
40,000		Lehman Brothers Holdings, Pfd. 5.67%	1,510,000

		Real Estate--0.2%
2,000		Highwoods Properties, Inc., REIT Perpetual Pfd. Stock, Series A, $86.25	1,308,840
9,900		Prologis Trust, Cumulative Pfd.	432,816

		TOTAL	1,741,656

		Telecommunications & Cellular--0.2%
63,800		TCI Communications, Pfd., $2.50	1,646,838

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,857,461)	4,898,494

		TOTAL INVESTMENTS (IDENTIFIED COST $980,423,829)[6]	$860,212,897

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2000, these securities amounted to $54,887,182 which represents 6.3% of net assets. Included in these amounts securities which have been deemed liquid amounted to $52,695,714 which represents 6.1% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 Non-income producing security

4 Pursuant to an exemptive order, the fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and recorded by the fund as capital gains received.

5 Pursuant to an exemptive order, the fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company, the fund's adviser. The adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

6 The cost of investments for federal tax purposes amounts to $983,285,079. The net unrealized depreciation of investments on a federal tax basis amounts to $(121,745,682) which is comprised of $3,262,756 appreciation and $125,008,438 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($868,675,348) at May 31, 2000.

The following acronyms are used throughout this portfolio:

GO	--General Obligation
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax
MTN	--Medium Term Note
DEB	--Debenture

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $980,423,829)		$860,212,897
Cash		11
Cash denominated in foreign currencies (identified cost $160,604)		161,233
Income receivable		16,515,873
Receivable for investments sold		4,937,491
Receivable for shares sold		1,399,807

TOTAL ASSETS		883,227,312

Liabilities:
Payable for investments purchased	$10,127,666
Payable for shares redeemed	674,681
Income distribution payable	3,340,130
Payable for taxes withheld	64,273
Net payable for foreign currency exchange contracts	112
Accrued expenses	345,102

TOTAL LIABILITIES		14,551,964

Net assets for 100,521,978 shares outstanding		$868,675,348

Net Assets Consist of:
Paid in capital		$1,025,704,179
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(120,339,621)
Accumulated net realized loss on investments and foreign currency transactions		(33,605,026)
Distributions in excess of net investment income		(3,084,184)

TOTAL NET ASSETS		$868,675,348

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($136,188,939 ÷ 15,753,492 shares outstanding)		$8.65

Offering Price Per Share (100/95.50 of $8.65)[1]		$9.06

Redemption Proceeds Per Share		$8.65

Class B Shares:
Net Asset Value Per Share ($643,630,671 ÷ 74,483,261 shares outstanding)		$8.64

Offering Price Per Share		$8.64

Redemption Proceeds Per Share (94.50/100 of $8.64)[2]		$8.16

Class C Shares:
Net Asset Value Per Share ($58,113,134 ÷ 6,726,139 shares outstanding)		$8.64

Offering Price Per Share		$8.64

Redemption Proceeds Per Share (99.00/100 of $8.64)[2]		$8.55

Class F Shares:
Net Asset Value Per Share ($30,742,604 ÷ 3,559,086 shares outstanding)		$8.64

Offering Price Per Share (100/99.00 of $8.64)[1]		$8.73

Redemption Proceeds Per Share (99.00/100 of $8.64)[2]		$8.55

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

Investment Income:
Dividends			$21,513,322
Interest (net of foreign taxes withheld of $57,573)			26,766,806

TOTAL INCOME			48,280,128

Expenses:
Investment adviser fee		$3,986,936
Administrative personnel and services fee		353,209
Custodian fees		103,929
Transfer and dividend disbursing agent fees and expenses		390,853
Directors'/Trustees' fees		4,667
Auditing fees		7,778
Legal fees		63,131
Portfolio accounting fees		86,990
Distribution services fee--Class B Shares		2,611,675
Distribution services fee--Class C Shares		243,200
Distribution services fee--Class F Shares		81,387
Shareholder services fee--Class A Shares		180,310
Shareholder services fee--Class B Shares		870,559
Shareholder services fee--Class C Shares		81,066
Shareholder services fee--Class F Shares		40,694
Share registration costs		41,120
Printing and postage		127,653
Insurance premiums		1,407
Taxes		43,344
Miscellaneous		11,358

TOTAL EXPENSES		9,331,266

Waivers:
Waiver of investment adviser fee	$(891,227)
Waiver of distribution services fee--Class F Shares	(81,387)

TOTAL WAIVERS		(972,614)

Net expenses			8,358,652

Net investment income			39,921,476

Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (net of foreign taxes withheld of $312,984)			(16,720,951)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(39,595,415)

Net realized and unrealized loss on investments and foreign currency transactions			(56,266,366)

Change in net assets resulting from operations			$(16,394,890)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) May 31, 2000	Year Ended November 30, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,921,476	$82,819,074
Net realized loss on investments and foreign currency transactions ($(15,186,201) and $(17,152,593), respectively, as computed for federal tax purposes)	(16,720,951)	(20,108,590)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	(39,595,415)	(46,807,179)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(16,394,890)	15,903,305

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,444,821)	(12,758,527)
Class B Shares	(28,570,843)	(58,087,441)
Class C Shares	(2,656,366)	(5,781,200)
Class F Shares	(1,458,716)	(3,034,312)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,130,746)	(79,661,480)

Share Transactions:
Proceeds from sale of shares	88,561,850	334,730,494
Net asset value of shares issued to shareholders in payment of distributions declared	19,792,919	38,367,991
Cost of shares redeemed	(170,592,493)	(263,103,742)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(62,237,724)	109,994,743

Change in net assets	(117,763,360)	46,236,568

Net Assets:
Beginning of period	986,438,708	940,202,140

End of period	$868,675,348	$986,438,708

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.19	$ 9.79	$10.41	$10.47	$10.14	$ 9.54
Income From Investment Operations:
Net investment income	0.42	0.87	0.83	0.87 [1]	0.91	0.82
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.55)	(0.65)	(0.54)	(0.03)	0.42	0.61

TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.22	0.29	0.84	1.33	1.43

Less Distributions:
Distributions from net investment income	(0.41)	(0.82)	(0.81)	(0.87)	(0.89)	(0.83)
Distributions in excess of net investment income[2]	--	--	(0.07)	--	(0.03)	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.03)	(0.03)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.41)	(0.82)	(0.91)	(0.90)	(1.00)	(0.83)

Net Asset Value, End of Period	$ 8.65	$ 9.19	$ 9.79	$10.41	$10.47	$10.14

Total Return[3]	(1.54%)	2.30%	2.94%	8.33%	13.89%	15.64%

Ratios to Average Net Assets:

Expenses	1.18%[4]	1.16%	1.13%	1.10%	1.05%	0.25%

Net investment income	9.20%[4]	8.93%	8.12%	8.40%	8.54%	8.68%

Expense waiver/reimbursement[5]	0.19%[4]	0.21%	0.24%	0.36%	0.98%	5.69%

Supplemental Data:

Net assets, end of period (000 omitted)	$136,189	$148,365	$141,065	$58,270	$28,021	$5,089

Portfolio turnover	27%	51%	93%	40%	47%	158%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995 [1]
Net Asset Value, Beginning of Period	$ 9.19	$ 9.79	$10.40	$10.47	$10.14	$10.00
Income From Investment Operations:
Net investment income	0.38	0.80	0.75	0.79 [2]	0.83	0.25
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.56)	(0.65)	(0.53)	(0.04)	0.42	0.13

TOTAL FROM INVESTMENT OPERATIONS	(0.18)	0.15	0.22	0.75	1.25	0.38

Less Distributions:
Distributions from net investment income	(0.37)	(0.75)	(0.73)	(0.79)	(0.83)	(0.24)
Distributions in excess of net investment income[3]	--	--	(0.07)	--	(0.01)	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.03)	(0.03)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.37)	(0.75)	(0.83)	(0.82)	(0.92)	(0.24)

Net Asset Value, End of Period	$ 8.64	$ 9.19	$ 9.79	$10.40	$10.47	$10.14

Total Return[4]	(2.02%)	1.54%	2.17%	7.53%	13.03%	5.13%

Ratios to Average Net Assets:

Expenses	1.93%[5]	1.91%	1.88%	1.85%	1.80%	1.00%[5]

Net investment income	8.41%[5]	8.18%	7.37%	7.67%	7.80%	7.95%[5]

Expense waiver/reimbursement[6]	0.19%[5]	0.21%	0.24%	0.37%	0.98%	5.69%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$643,631	$733,508	$689,687	$304,746	$120,020	$5,193

Portfolio turnover	27%	51%	93%	40%	47%	158%

1 Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

2 Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.19	$ 9.79	$10.41	$10.47	$10.14	$ 9.54
Income From Investment Operations:
Net investment income	0.38	0.80	0.75	0.79 [1]	0.82	0.74
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.56)	(0.65)	(0.54)	(0.03)	0.43	0.61

TOTAL FROM INVESTMENT OPERATIONS	(0.18)	0.15	0.21	0.76	1.25	1.35

Less Distributions:
Distributions from net investment income	(0.37)	(0.75)	(0.73)	(0.79)	(0.80)	(0.75)
Distributions in excess of net investment income[2]	--	--	(0.07)	--	(0.04)	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.03)	(0.03)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.37)	(0.75)	(0.83)	(0.82)	(0.92)	(0.75)

Net Asset Value, End of Period	$ 8.64	$ 9.19	$ 9.79	$10.41	$10.47	$10.14

Total Return[3]	(2.02%)	1.54%	2.18%	7.53%	13.05%	14.79%

Ratios to Average Net Assets:

Expenses	1.93%[4]	1.91%	1.88%	1.86%	1.80%	1.00%

Net investment income	8.41%[4]	8.18%	7.37%	7.69%	7.70%	7.93%

Expense waiver/reimbursement[5]	0.19%[4]	0.21%	0.24%	0.37%	0.98%	5.69%

Supplemental Data:

Net assets, end of period (000 omitted)	$58,113	$70,531	$73,509	$29,267	$10,481	$2,323

Portfolio turnover	27%	51%	93%	40%	47%	158%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) May 31,	Year Ended November 30,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 9.18	$ 9.79	$10.41	$10.47	$10.14	$ 9.54
Income From Investment Operations:
Net investment income	0.42	0.87	0.82	0.87 [1]	0.95	0.77
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.55)	(0.66)	(0.53)	(0.03)	0.37	0.61

TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.21	0.29	0.84	1.32	1.38

Less Distributions:
Distributions from net investment income	(0.41)	(0.82)	(0.81)	(0.87)	(0.91)	(0.78)
Distributions in excess of net investment income[2]	--	--	(0.07)	--	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.03)	(0.03)	(0.08)	--

TOTAL DISTRIBUTIONS	(0.41)	(0.82)	(0.91)	(0.90)	(0.99)	(0.78)

Net Asset Value, End of Period	$ 8.64	$ 9.18	$ 9.79	$10.41	$10.47	$10.14

Total Return[3]	(1.55%)	2.20%	2.94%	8.33%	13.83%	15.07%

Ratios to Average Net Assets:

Expenses	1.18%[4]	1.16%	1.13%	1.10%	1.07%	0.75%

Net investment income	9.15%[4]	8.92%	8.12%	8.38%	8.48%	8.19%

Expense waiver/reimbursement[5]	0.69%[4]	0.71%	0.74%	0.86%	1.46%	5.69%

Supplemental Data:

Net assets, end of period (000 omitted)	$30,743	$34,034	$35,941	$29,762	$17,367	$3,691

Portfolio turnover	27%	51%	93%	40%	47%	158%

1 Per share information is based on average shares outstanding.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000 (UNAUDITED)

ORGANIZATION

Federated Fixed Income Securities, Inc. (formerly, Fixed Income Securities, Inc.), (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-ended regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2000, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
June 2, 2000	864,872 Argentine Peso	$864,872	$864,984	$(112)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short-term securities; sales of FCs; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books; and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2000, the Fund had no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Codelco, Inc., 5/01/2009	7/15/1999	$1,899,200

SMFC Trust, 1/28/2025	4/7/1998	433,580

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for a trade date basis.

CAPITAL STOCK

At May 31, 2000, par value shares ($0.001 per share) authorized were as follows:

Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class B Shares	1,000,000,000
Class C Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	4,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,042,478	$27,488,774	6,047,374	$57,593,290
Shares issued to shareholders in payment of distributions declared	437,395	3,937,342	724,163	6,834,586
Shares redeemed	(3,872,701)	(35,001,995)	(5,030,285)	(47,586,193)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(392,828)	$(3,575,879)	1,741,252	$16,841,683

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	5,719,388	$51,681,152	25,824,756	$246,170,127
Shares issued to shareholders in payment of distributions declared	1,524,562	13,705,256	2,866,192	27,083,802
Shares redeemed	(12,607,011)	(114,031,474)	(19,289,144)	(182,145,967)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,363,061)	$(48,645,066)	9,401,804	$91,107,962

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	794,493	$7,187,690	2,667,898	$25,361,983
Shares issued to shareholders in payment of distributions declared	174,900	1,574,187	341,241	3,225,106
Shares redeemed	(1,922,077)	(17,427,842)	(2,839,859)	(26,893,430)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(952,684)	$(8,665,965)	169,280	$1,693,659

	Six Months Ended May 31, 2000		Year Ended November 30, 1999
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	244,191	$2,204,234	587,348	$5,605,094
Shares issued to shareholders in payment of distributions declared	64,085	576,134	129,305	1,224,497
Shares redeemed	(455,454)	(4,131,182)	(682,936)	(6,478,152)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(147,178)	$(1,350,814)	33,717	$351,439

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,855,751)	$(62,237,724)	11,346,053	$109,994,743

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp., Federated Global Investment Management Corp. receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which Federated Global Investment Management Corp., manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares, and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.50%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended May 31, 2000, were as follows:

Purchases	$242,517,686

Sales	$325,197,279

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an affect on the liquidity and volatility of portfolio securities and currency holdings.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF MAY 31, 2000

Federated Strategic Income Fund

Established 1994

6TH SEMI-ANNUAL REPORT

Federated
Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

G00324-01 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Limited Term Municipal Fund

A Portfolio of Federated Fixed Income Securities, Inc.

7TH ANNUAL REPORT

November 30, 2000

Established 1993

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Limited Term Municipal Fund

President's Message

Dear Shareholder:

Federated Limited Term Municipal Fund was created in 1993, and I am pleased to present its seventh Annual Report. This is a short-term municipal fund providing tax-free income for investors who desire a high-quality portfolio with a yield higher than a tax-free money market fund and less market restrictions than a long-term municipal bond fund.1 As of November 30, 2000, the fund's net assets totaled $70.2 million. Tax-free issues in the portfolio have an average effective maturity of approximately two years and hold an "A" average portfolio credit quality rating.

This report covers the 12-month reporting period from December 1, 1999 through November 30, 2000. It begins with an interview with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings. Third is the publication of the fund's financial statements.

This fund provides a conservative investment approach for tax-free income. Its maturity places it between tax-free money market fund instruments and intermediate maturity municipal bonds.2 The fund has received a five-star Overall Morningstar Rating™ for its performance in the fiscal year ended November 30, 2000, in the municipal bond category, of 1,717 funds.3 The tax-free income yield is attractive to those who do not like to pay taxes on short-term investments.

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Unlike this fund, money market funds seek to maintain a stable $1.00 share value.

3 Past performance is no guarantee of future results. MORNINGSTAR proprietary ratings reflect historical risk-adjusted performance as of 11/30/00. The ratings are subject to change every month. The Overall Morningstar Rating™ is a weighted average of the fund's 3, 5 and 10 year (if applicable) annual returns in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day U.S. Treasury bill returns. The top 10% of funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receives 2 stars and the last 10% receive 1 star. Ratings are for Class A Shares. For the Fund's 3 and 5 year period as of 11/30/00, the fund received 5 and 5 stars out of 1,717 and 1,476 funds, respectively in the Municipal Bond category. Performance for the other classes may vary. Source: Morningstar, Inc.©, 2000. Morningstar does not guarantee the accuracy of this information. Past performance is no guarantee of future results. Morningstar is not affiliated with Federated Investors.

Due to extreme volatility in the stock market and improved performance in the bond market, the past 12 months were a good time to be diversified in short-term, high-quality municipal bonds such as those held by the fund. Individual share class total return performance for the 12-month reporting period, including income distributions, follows.3

	Total Return	Income	Net Asset Value Change
Class A Shares	3.75%	$0.392	$9.60 to $9.56 = (0.42%)
Class F Shares	4.01%	$0.415	$9.60 to $9.56 = (0.42%)

At the end of the reporting period, the fund's broadly diversified portfolio owned 72 municipal securities, which included bonds for health care, housing authorities, electric utility revenue and education projects.

Thank you for choosing Federated Limited Term Municipal Fund to pursue tax-free income from short-term municipal issues. Remember, reinvesting your monthly dividends is a convenient way to build the value of your account through the benefit of compounding.

As always, we welcome your comments and suggestions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
January 15, 2001

3 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were 2.68% and 3.02%, respectively.

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

With a slowing economy and a stable-to-declining interest rate environment, what has been the impact on the short-term municipal bond market?

While interest rates fell for intermediate to longer maturity municipal bonds, interest rates on the short end of the municipal yield curve were highly influenced over the reporting period by the Federal Reserve Board's (the "Fed") actions, as the Fed increased the Federal Funds Target Rate by 100 basis points from 5.50% to 6.50%.

Interest rates, as measured by the 2-year, AA-rated, municipal bond yield, started the reporting period at a low of 4.20%. Interest rates then moved steadily higher through April but rose rapidly in May to over 5.00%. In the summer months, slower economic data moved rates rapidly lower, and they closed the reporting period at 4.40%. Accordingly, short-term interest rates rose rapidly in the first half of the reporting period, declined in the second half of the reporting period, but ended the reporting period slightly above where they started.

Municipal interest rates were also influenced by supply and demand factors, as the new issue municipal supply in 2000 was down 20% compared with last year. The lack of supply has been rather severe in high-tax specialty states like California and New York, where retail demand remains rather strong and investors are having difficulty locating municipal bonds to purchase.

How did the fund perform over the 12-month reporting period?

For the fiscal year ended November 30, 2000, investors in the Class A Shares of the fund received a total return of 3.75%, based on net asset value. For the same reporting period, investors in the Class F Shares of the fund received a total return of 4.01%, based on net asset value.1 These results slightly lagged the 4.25% return of the Lipper Short-Term Municipal Debt Funds Average.2

What level of income did the fund produce during the 12-month reporting period?

For the fiscal year ended November 30, 2000, the fund's tax-exempt income totaled $0.392 per share for Class A Shares and $0.415 per share for Class F Shares. These income levels corresponded to 12-month distribution4 rates of 4.10% and 4.34% for investors in the fund's Class A and F Shares, respectively. When considering the relative price stability of the fund, these distributions are attractive compared to municipal money market fund returns.

Also, as of November 30, 2000, the fund posted 30-day distribution rates of 4.02% for Class A Shares and 4.31% for Class F Shares. The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly-annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. These rates are equivalent to taxable rates of 6.66% for Class A Shares and 7.14% for Class F Shares, assuming a top marginal tax rate of 39.60%. The 30-day SEC yields as of November 30, 2000 for Class A and F Shares were 4.40% and 4.69%, respectively. 3

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were 2.68% and 3.02%, respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

3 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

4 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly-annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. The 12-month distribution rate is a sum of the prior 12 months of dividends divided by the ending offering price.

How was the fund's portfolio allocated in terms of quality and sectors?

At the end of the reporting period, the fund's net assets were invested as follows:

23% A or better

43% BBB

2% BB

27% Non-rated

2% VMIFI

With respect to sectors, where were most of the fund's net assets allocated?

Sector	Percentage of Net Assets
Housing authorities	24%
Health care facilities	28%
Utilities	15%
Education	6%
Industrial development	4%
Transportation	2%

What adjustments did you make in quality and sector allocation during the 12-month reporting period?

High-quality municipal bonds offered the best liquidity and price performance over the fund's reporting period. However, the fund is managed primarily for tax-free income, and the health care, housing, and transportation sectors provided attractive income spreads relative to both insured and high-grade general obligation paper.

What do you foresee for the short-term municipal market as we enter the year 2001, and how have you structured the portfolio as a result?

We believe that the Fed will cut short-term interest rates more than once in 2001 in an effort to prevent the economic slowdown from developing into a recession. In December 2000, municipal short-term interest rates partially reflected this expectation and are likely to continue to move downward. Accordingly, we are lengthening the duration of the portfolio by purchasing short-intermediate, high-grade, liquid bonds that should perform better in an economic slowdown. Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations. We expect the supply of new issue municipal bonds will be low relative to the expected strong demand, and municipal issues will perform well for upper-income tax bracketed investors on an after-tax total return basis. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $8,000 in the Class A Shares of Federated Limited Term Municipal Fund on 9/1/93, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $10,274 on 11/30/00. You would have earned a 3.51%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

[Graphic Representation Omitted - See Appendix]

As of 12/31/00, the Class A Shares' 1-year, 5-year and since inception (9/1/93) average annual total returns were 3.53%, 3.42% and 3.57%, respectively. As of 12/31/00, Class F Shares' annualized 1-year, 5-year and since inception (9/1/93) average annual total returns were 3.87%, 3.89%, and 3.96%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 1.00% sales charge; Class F Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 7 years (reinvesting all dividends and capital gains) grew to $9,061.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Limited Term Municipal Fund on 9/1/93, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $8,000 but your account would have reached a total value of $9,0611 by 11/30/00. You would have earned an average annual total return of 3.36%.

A practical investment plan helps you pursue income by investing in short-term municipal securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Federated Limited Term Municipal Fund--Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Municipal Fund (Class A Shares) (the "Fund") from September 1, 1993 (start of performance) to November 30, 2000 compared with the Lehman Brothers 3 Year Municipal Bond Index (LB3MB).2

Average Annual Total Returns[3] for the Period Ended 11/30/2000
1 Year	2.68%

5 Years	3.34%

Start of Performance (9/1/1993)	3.51%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB3MB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LB3MB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable sales charges.

Federated Limited Term Municipal Fund--Class F Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Limited Term Municipal Fund (Class F Shares) (the "Fund") from September 1, 1993 (start of performance) to November 30, 2000 compared with the Lehman Brothers 3 Year Municipal Bond Index (LB3MB).2

Average Annual Total Returns[3] for the Period Ended 11/30/2000
1 Year	3.02%

5 Years	3.81%

Start of Performance (9/1/1993)	3.89%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $9,900 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) that was in effect to July 17, 1995. As of July 17, 1995, the Fund did not have a sales charge. The Fund currently has a contingent deferred sales charge of 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB3MB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LB3MB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Portfolio of Investments

November 30, 2000

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--94.3%[2]
		Alabama--2.8%
$952,334	[3]	Birmingham, AL, Fire Equipment Lease Obligation No. 1, 5.60%, 11/5/2004	NR		$952,239
1,000,000		Mobile, AL, IDB (1994 Series A), 5.75% TOBs (International Paper Co.), Mandatory Tender 12/1/2000	BBB+		999,850

		TOTAL			1,952,089

		Alaska--0.2%
80,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds (First Series), 4.75% (Snettisham Hydroelectric Project)/(AMBAC INS) 1/1/2002	AAA		80,236
75,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds (First Series), 4.75% (Snettisham Hydroelectric Project), 1/1/2003	AAA		75,300

		TOTAL			155,536

		California--1.9%
355,000		Delta Counties, CA Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998A), 4.85% (MBIA INS), 12/1/2008	AAA		350,073
1,000,000		Sacramento County, CA, HDA, Multifamily Housing Revenue Bonds (Series I), 4.80% TOBs (Rancho Natomas Apartments)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC), Mandatory Tender 12/15/2000	NR		994,590

		TOTAL			1,344,663

		Colorado--3.0%
335,000		Colorado HFA, SFM Revenue Bonds (Series C-1), 7.65%, 12/1/2025	NR		354,045
1,385,000		Colorado HFA, Single Family Program Senior Bonds (Series 1998C-1), 4.70%, 5/1/2020	NR		1,384,418
360,000		Colorado HFA, Single Family Program Senior Bonds (Series 1999 A-3), 4.25%, 10/1/2005	NR		356,278

		TOTAL			2,094,741

		Florida--1.9%
1,325,000		Pinellas County, FL, HFA, SFM Revenue Bonds (Series C), 6.45% (GNMA COL), 3/1/2029	NR		1,339,164

		Hawaii--1.4%
1,025,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds, 4.65% (G.N. Wilcox Memorial Hospital), 7/1/2003	BBB+		1,000,082

		Idaho--4.4%
390,000		Idaho Health Facilities Authority, Hospital Revenue Bonds (Series 1998), 4.50% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.55%), 7/15/2002	BBB		386,112
225,000		Idaho Health Facilities Authority, Hospital Revenue Bonds (Series 1998), 4.70% (Idaho Elks Rehabilitation Hospital)/(Original Issue Yield: 4.75%), 7/15/2004	BBB		218,799
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Idaho--continued
$750,000		Idaho Health Facilities Authority, Improvement & Refunding Revenue Bonds, 4.30% (Bannock Regional Medical Center)/(Original Issue Yield: 4.40%), 5/1/2002	BBB+		$743,302
1,770,000		Idaho Housing Agency, SFM Bonds (Series B-2), 4.65%, 7/1/2028	NR		1,726,122

		TOTAL			3,074,335

		Illinois--12.0%
1,730,000		Broadview, IL, Tax Increment Financing Revenue Bonds, 4.60%, 7/1/2004	NR		1,687,926
835,000		Chicago, IL, SFM Revenue Bonds (Series 1997B), 5.10% (GNMA COL), 9/1/2007	NR		834,841
1,510,000		Chicago, IL, SFM Revenue Bonds (Series A-1), 4.85% (GNMA COL), 3/1/2015	NR		1,496,410
760,000		Illinois Development Finance Authority (Series 1995), Revenue Bonds, 5.80% (Catholic Charities Housing Development Corp.), 1/1/2007	NR		749,451
375,000		Illinois Development Finance Authority, Mortgage Revenue Refunding Bonds (Series 1997A), 5.20% (MBIA INS), 7/1/2008	NR		376,616
2,000,000		Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds, 7.125% (Waste Management, Inc.), 1/1/2001	BBB		2,001,040
615,000		Illinois Health Facilities Authority, Refunding Revenue Bonds (Series 1996B), 5.00% (Sarah Bush Lincoln Health Center)/(Original Issue Yield: 5.10%), 2/15/2001	A-		614,582
670,000		Illinois Health Facilities Authority, Refunding Revenue Bonds (Series 1996B), 5.125% (Sarah Bush Lincoln Health Center)/(Original Issue Yield: 5.25%), 2/15/2002	A-		667,086

		TOTAL			8,427,952

		Indiana--4.3%
685,000		Indiana Health Facility Financing Authority, Hospital Refunding & Revenue Bonds (Series 1996), 5.625% (Hancock Memorial Hospital and Health Services), 8/15/2001	BBB+		686,603
725,000		Indiana Health Facility Financing Authority, Hospital Refunding & Revenue Bonds (Series 1996), 5.625% (Hancock Memorial Hospital and Health Services), 8/15/2002	BBB+		727,494
1,355,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 4.50% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 4.53%), 2/15/2005	A		1,329,878
225,000		Marion County, IN, Hospital Authority, Hospital Facility Revenue Refunding Bonds, 6.50% (Methodist Hospital of Indiana)/(Original Issue Yield: 7.374%), 9/1/2008	AAA		228,224

		TOTAL			2,972,199

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Kansas--3.3%
$335,000		Newton, KS, Hospital Revenue Refunding Bonds (Series 1998), 4.65% (Newton Healthcare Corp.)/(Original Issue Yield: 4.70%), 11/15/2001	BBB-		$332,715
370,000		Newton, KS, Hospital Revenue Refunding Bonds (Series 1998), 4.80% (Newton Healthcare Corp.)/(Original Issue Yield: 4.90%), 11/15/2003	BBB-		360,524
730,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 5.10% (GNMA COL), 12/1/2014	Aaa		718,955
940,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program (Series 1998 A-1), 5.00% (GNMA COL), 6/1/2013	Aaa		930,271

		TOTAL			2,342,465

		Louisiana--1.4%
1,000,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999-C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-		998,100

		Massachusetts--5.6%
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		1,931,040
1,000,000		Massachusetts IFA, Resource Recovery Revenue Refunding Bonds (Series 1998A), 4.60% (Ogden Haverhill), 12/1/2002	BBB		986,100
1,000,000		Massachusetts IFA, Resource Recovery Revenue Refunding Bonds (Series 1998A), 4.70% (Ogden Haverhill), 12/1/2003	BBB		986,780

		TOTAL			3,903,920

		Minnesota--2.0%
1,500,000		Maplewood, MN, Health Care Facility Revenue Bonds (Series 1996), 5.95% (Healtheast, MN), 11/15/2006	BBB-		1,424,415

		Missouri--3.2%
1,000,000		Kansas City, MO, IDA, PCR Bonds, 6.05% (General Motors Corp.), 4/1/2006	A		1,003,390
450,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.70% (Ozarks Medical Center)/(Original Issue Yield: 4.80%), 11/15/2002	BB+		440,397
440,000		West Plains, MO, IDA, Hospital Revenue Bonds, 4.85% (Ozarks Medical Center)/(Original Issue Yield: 4.95%), 11/15/2003	BB+		425,339
425,000		West Plains, MO IDA, Hospital Revenue Bonds, 5.05% (Ozarks Medical Center)/(Original Issue Yield: 5.125%), 11/15/2005	BB+		400,971

		TOTAL			2,270,097

		Nebraska--1.1%
773,561	[3]	Energy America, NE, Gas Supply Revenue Bonds (Series 1998B), 5.10% (Nebraska Public Gas Agency), 10/15/2005	NR		761,246

		New Hampshire--2.8%
2,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	BBB+		1,953,780

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		New York--3.9%
$1,800,000		New York City, NY, UT GO Bonds (Series B), 7.50% (Original Issue Yield: 7.60%), 2/1/2001	A-		$1,809,234
955,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series 71), 4.75%, 10/1/2021	Aa1		940,293

		TOTAL			2,749,527

		North Carolina--4.8%
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series B), 5.375% (Original Issue Yield: 5.50%), 1/1/2001	BBB		1,000,480
2,350,000		North Carolina HFA, SFM Revenue Bonds (Series 1997TT), 4.90%, 9/1/2024	AA		2,348,191

		TOTAL			3,348,671

		North Dakota--4.3%
2,220,000		North Dakota State HFA, Housing Finance Program Bonds (Series 1997C), 4.70%, 1/1/2022	Aa3		2,190,962
795,000		North Dakota State HFA, Housing Finance Program Bonds (Series 1998A), 4.60%, 1/1/2023	Aa3		787,781

		TOTAL			2,978,743

		Ohio--8.3%
500,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 4.60% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 4.70%), 7/1/2001	NR		497,675
315,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 4.80% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 4.90%), 7/1/2003	NR		307,903
460,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.00% (Ohio Presbyterian Retirement Services), 7/1/2004	NR		445,648
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		2,938,680
695,000		Ohio Enterprise Bond Fund (Series 1995-3), State EDRB, 5.60% (Smith Steelite), 12/1/2003	A-		708,914
940,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.90% (GNMA COL), 9/1/2025	AAA		923,127

		TOTAL			5,821,947

		Pennsylvania--10.2%
615,000		Clarion County, PA, Hospital Authority, Revenue Refunding Bonds (Series 1997), 4.75% (Clarion County Hospital)/(Original Issue Yield: 4.85%), 7/1/2001	BBB-		612,601
850,000		Clarion County, PA, Hospital Authority, Revenue Refunding Bonds (Series 1997), 5.00% (Clarion County Hospital), 7/1/2002	BBB-		841,967
830,000		Grove City Area Hospital Authority, Hospital Revenue Bonds (Series 1998), 4.50% (United Community Hospital)/(Original Issue Yield: 4.60%), 7/1/2003	BBB		797,406
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Pennsylvania--continued
$260,000		Hazleton, PA, Health Services Authority, Hospital Revenue Bonds (Series 1996), 5.40% (Hazleton-St. Joseph Medical Center), 7/1/2001	BBB+		$260,055
155,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series 1996A), 5.05% (Jeannette District Memorial Hospital)/(Original Issue Yield: 5.15%), 11/1/2001	BBB+		154,606
220,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series 1996A), 5.15% (Jeannette District Memorial Hospital)/(Original Issue Yield: 5.30%), 11/1/2002	BBB+		218,711
2,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999B), 5.30% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		2,001,980
1,200,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-		1,209,408
620,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.20% (Jeanes Hospital, PA), 7/1/2001	BBB		618,314
435,000		Philadelphia, PA, IDA, Revenue Bonds, 4.55% (Franklin Institute), 6/15/2003	NR		428,197

		TOTAL			7,143,245

		Rhode Island--5.6%
3,885,000		Rhode Island State Student Loan Authority, Student Loan Revenue Refunding Bond (Series B), 6.75% (Original Issue Yield: 6.80%), 12/1/2001	NR		3,953,143

		South Carolina--1.4%
1,000,000		South Carolina Job EDA, Hospital Facilities Improvement Revenue Bonds (Series 2000A), 5.75% (Palmetto Health Alliance), 12/15/2001	BBB		999,390

		Tennessee--3.1%
585,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.50% (Clarksville Regional Hospital)/(Original Issue Yield: 4.60%), 1/1/2003	BBB		574,786
915,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.55% (Clarksville Regional Hospital)/(Original Issue Yield: 4.65%), 1/1/2004	BBB		887,093
730,000		Montgomery County, TN, HEFA Board, Hospital Revenue Refunding Bonds, 4.65% (Clarksville Regional Hospital)/(Original Issue Yield: 4.75%), 1/1/2005	BBB		699,961

		TOTAL			2,161,840

		Texas--1.4%
1,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Refunding Revenue Bonds (Series 2000B) 6.05% TOBs (American Airlines, Inc.), Mandatory Tender 11/1/2005	BBB-		1,007,960

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $67,076,870)			66,179,250

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--2.7%
		Idaho--1.0%
$700,000		Boise, ID Industrial Development Corp., Multi-Mode IDRB (Series 1998) Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		$700,000

		Indiana--1.7%
1,200,000		Spencer County, IN, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		1,200,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			1,900,000

		TOTAL INVESTMENTS (IDENTIFIED COST $68,976,870)[4]			$68,079,250

1 Please refer to the appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At November 30, 2000, 48.4% of the total investments at market value were subject to alternative minimum tax.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2000, these securities amounted to $1,713,485, which represents 2.4% of net assets.

4 The cost of investments for federal tax purposes amounts to $68,976,870. The net unrealized depreciation of investments on a federal tax basis amounts to $897,620, which is comprised of $42,100 appreciation and $939,720 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($70,158,526) at November 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
COL	--Collateralized
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000

Assets:
Total investments in securities, at value (identified cost $68,976,870)		$68,079,250
Cash		77,796
Income receivable		1,250,799
Receivable for investments sold		265,000
Receivable for shares sold		880,617

TOTAL ASSETS		70,553,462

Liabilities:
Payable for shares redeemed	$304,601
Income distribution payable	50,207
Accrued expenses	40,128

TOTAL LIABILITIES		394,936

Net assets for 7,340,630 shares outstanding		$70,158,526

Net Assets Consist of:
Paid in capital		$76,229,186
Net unrealized depreciation of investments		(897,620)
Accumulated net realized loss on investments		(5,253,040)
Undistributed net investment income		80,000

TOTAL NET ASSETS		$70,158,526

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($54,994,690 ÷ 5,754,074 shares outstanding)		$9.56

Offering price per share (100/99.00 of $9.56)[1]		$9.66

Redemption proceeds per share		$9.56

Class F Shares:
Net asset value per share ($15,163,836 ÷ 1,586,556 shares outstanding)		$9.56

Offering price per share		$9.56

Redemption proceeds per share (99.00/100 of $9.56)[1]		$9.46

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2000

Investment Income:
Interest			$4,533,765

Expenses:
Investment adviser fee		$357,897
Administrative personnel and services fee		155,000
Custodian fees		9,308
Transfer and dividend disbursing agent fees and expenses		64,877
Directors'/Trustees' fees		5,004
Auditing fees		12,402
Legal fees		5,613
Portfolio accounting fees		67,432
Distribution services fee--Class A Shares		181,603
Distribution services fee--Class F Shares		25,250
Shareholder services fee--Class A Shares		181,603
Shareholder services fee--Class F Shares		42,083
Share registration costs		36,724
Printing and postage		30,675
Insurance premiums		1,203
Taxes		10,733
Miscellaneous		2,010

TOTAL EXPENSES		1,189,417

Waivers:
Waiver of investment adviser fee	$(357,897)
Waiver of distribution services fee--Class F Shares	(25,250)

TOTAL WAIVERS		(383,147)

Net expenses			806,270

Net investment income			3,727,495

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(802,151)
Net realized loss on futures contracts			(136,565)
Net change in unrealized depreciation of investments and futures contracts			208,823

Net realized and unrealized loss on investments and futures contracts			(729,893)

Change in net assets resulting from operations			$2,997,602

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,727,495	$5,176,816
Net realized loss on investments and futures contracts	(938,716)	(2,004,917)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	208,823	(1,597,928)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,997,602	1,573,971

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,992,627)	(3,798,878)
Class F Shares	(734,868)	(1,377,938)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,727,495)	(5,176,816)

Share Transactions:
Proceeds from sale of shares	88,692,114	121,512,143
Net asset value of shares issued to shareholders in payment of distributions declared	2,847,589	4,242,585
Cost of shares redeemed	(146,269,715)	(97,671,342)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(54,730,012)	28,083,386

Change in net assets	(55,459,905)	24,480,541

Net Assets:
Beginning of period	125,618,431	101,137,890

End of period (including undistributed net investment income of $80,000 and $80,000, respectively)	$70,158,526	$125,618,431

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.60	$ 9.86	$ 9.78	$ 9.76	$ 9.85
Income From Investment Operations:
Net investment income	0.39	0.39	0.40	0.41	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)	(0.26)	0.08	0.02	0.08

TOTAL FROM INVESTMENT OPERATIONS	0.35	0.13	0.48	0.43	0.32

Less Distributions:
Distributions from net investment income	(0.39)	(0.39)	(0.40)	(0.41)	(0.40)
Distributions in excess of net investment income	--	--	--	--	(0.01)[1]

TOTAL DISTRIBUTIONS	(0.39)	(0.39)	(0.40)	(0.41)	(0.41)

Net Asset Value, End of Period	$ 9.56	$ 9.60	$ 9.86	$ 9.78	$ 9.76

Total Return[2]	3.75%	1.29%	4.95%	4.45%	3.34%

Ratios to Average Net Assets:

Expenses	0.95%	0.90%	0.90%	0.90%	0.81%

Net investment income	4.12%	3.94%	4.08%	4.17%	4.14%

Expense waiver/reimbursement[3]	0.40%	0.31%	0.50%	0.48%	0.54%

Supplemental Data:

Net assets, end of period (000 omitted)	$54,995	$97,612	$72,174	$52,921	$73,570

Portfolio turnover	6%	25%	25%	33%	49%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.60	$ 9.86	$ 9.78	$ 9.76	$ 9.85
Income From Investment Operations:
Net investment income	0.42	0.41	0.42	0.43	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)	(0.26)	0.08	0.02	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	0.38	0.15	0.50	0.45	0.35

Less Distributions:
Distributions from net investment income	(0.42)	(0.41)	(0.42)	(0.43)	(0.43)
Distributions in excess of net investment income	--	--	--	--	(0.01)[1]

TOTAL DISTRIBUTIONS	(0.42)	(0.41)	(0.42)	(0.43)	(0.44)

Net Asset Value, End of Period	$ 9.56	$ 9.60	$ 9.86	$ 9.78	$ 9.76

Total Return[2]	4.01%	1.54%	5.21%	4.71%	3.60%

Ratios to Average Net Assets:

Expenses	0.70%	0.65%	0.65%	0.65%	0.56%

Net investment income	4.37%	4.18%	4.28%	4.42%	4.40%

Expense waiver/reimbursement[3]	0.55%	0.46%	0.65%	0.63%	0.69%

Supplemental Data:

Net assets, end of period (000 omitted)	$15,164	$28,006	$28,964	$20,298	$26,300

Portfolio turnover	6%	25%	25%	33%	49%

1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000

ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to provide a high level of current income which is exempt from federal regular income tax consistent with the preservation of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing market discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize market discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $5,253,041, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$1,870,398

2003	439,009

2007	2,004,917

2008	938,717

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2000, the Fund had realized losses on future contracts of $136,565.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2000, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors ("Directors"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at November 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, 5.60%, 11/5/2004	11/09/1999	$952,334

Energy America NE, 5.10%, 10/15/2005	03/18/1998	775,561

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Shares of Par Value Capital Stock Authorized
Class A Shares	1,000,000,000
Class F Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2000		1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,080,348	$86,455,021	10,438,881	$102,014,792
Shares issued to shareholders in payment of distributions declared	257,907	2,457,449	322,441	3,137,186
Shares redeemed	(13,749,878)	(130,928,138)	(7,917,855)	(76,977,707)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,411,623)	$(42,015,668)	2,843,467	$28,174,271

Year Ended November 30	2000		1999
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	233,985	$2,237,093	1,981,302	$19,497,351
Shares issued to shareholders in payment of distributions declared	40,936	390,140	113,371	1,105,399
Shares redeemed	(1,604,929)	(15,341,577)	(2,116,729)	(20,693,635)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,330,008)	$(12,714,344)	(22,056)	$(90,885)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,741,631)	$(54,730,012)	2,821,411	$28,083,386

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class F Shares	0.15%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended November 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $104,965,000 and $119,176,222, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:

Purchases	$5,296,235

Sales	$52,417,078

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2000, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND THE SHAREHOLDERS OF FEDERATED LIMITED TERM MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Term Municipal Fund (the "Fund") (a portfolio of Federated Fixed Income Securities, Inc.) as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 12, 2001

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31417P304
Cusip 31417P403

G00278-02 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

                           FEDERATED LIMITED TERM FUND

A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 1/14/92 to 11/30/00. The "y" axis is measured in increments of 3,000 ranging from $0 to
$15,000 and indicates that the ending value of hypothetical initial investment of $9,000 (890 Shares) in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $14,162 (1,523 Shares) on
11/30/00.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 1/14/92 to 11/30/00. The "y" axis is measured in increments of $2,000 ranging from $0 to
$12,000 and indicates that the ending value of hypothetical yearly investments of $1,000 (99 Shares) in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends would have grown to $11,413 (1,227 Shares) on
11/30/00.

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Federated Limited Term Fund (the "Fund") based on a 1.00% sales charge are represented by a solid line. The Lipper Short-Term Investment Grade Debt
Funds Average ("LSIGDFA") is represented by a broken line and the Merrill Lynch
1-3 Year Corporate Index ("MLCI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, the LSIGDFA and the
MLCI. The "x" axis reflects computation periods from 1/14/92 to 11/30/00. The
"y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares, based on a 1.00% sales charge, as compared to the LSIGDFA and the MLCI. The ending values were $15,733, $16,002, and $17,547, respectively.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class F
Shares of Federated Limited Term Fund (the "Fund") are represented by a solid line. The Lipper Short-Term Investment Grade Debt Funds Average ("LSIGDFA") is
represented by a broken line and the Merrill Lynch 1-3 Year Corporate Index
("MLCI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class F Shares of the Fund, the LSIGDFA and the MLCI. The "x"
axis reflects computation periods from 9/1/93 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class F Shares as compared to the LSIGDFA and the MLCI. The ending values were $14,029, $14,236, and $15,382, respectively.

                      FEDERATED LIMITED TERM MUNICIPAL FUND

The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods from 9/1/93 to 11/30/00.
The "y" axis is measured in increments of $2,000 ranging from $0 to $10,000 and indicates that the ending value of a hypothetical initial investment of $1,000 and subsequent investments of $1,000 over 7 years in the fund's Class A Shares would have grown to $9,061 on 11/30/00.

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Federated Limited Term Municipal Fund (the "Fund") is represented by a solid line. The Lehman Brother 3 Year Municipal Bond Index (LB3MB) is
represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class
A Shares of the Fund and the LB3MB. The "x" axis reflects computation periods from 9/1/93 to 11/30/0. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the
Fund's Class A Shares as compared to the S&P 500 and the LB3MB. The ending values were $12,840 and $13,823 respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class A Shares Average Annual
Total Returns for the one-year and five-year periods ended 11/30/00 and from the start of performance of the Fund's Class A Shares (9/1/93) to 11/30/00. The
total returns were 2.68%, 3.34% and 3.51%, respectively.

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class F
Shares of Federated Limited Term Municipal Fund (the "Fund") is represented by a solid line. The Lehman Brother 3 Year Municipal Bond Index (LB3MB) is
represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class
F Shares of the Fund and the LB3MB. The "x" axis reflects computation periods from 9/1/93 to 11/30/0. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the
Fund's Class F Shares as compared to the S&P 500 and the LB3MB. The ending values were $12,870 and $13,870 respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class F Shares Average Annual
Total Returns for the one-year and five-year periods ended 11/30/00 and from the start of performance of the Fund's Class F Shares (9/1/93) to 11/30/00. The
total returns were 3.02%, 3.81% and 3.89%, respectively.

                              STRATEGIC INCOME FUND

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Federated Strategic Income Fund (the "Fund") are represented by a solid line. The Lehman Brother Government/Credit Total Index (LBGCT) is
represented by a dotted line and the Lipper Multi-Sector Income Funds Average
(LMSIFA) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, the LBGCT and the LMSIFA. The "x"
axis reflects computation periods from 5/4/1994 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares as compared to LBGCT and the LMSIFA. The ending values were $13,860, $15,899, and $14,114, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class A Shares Average Annual Total Return for the
one-year, five-year and from the start of performance of Class A Shares
(5/4/1994) to 11/30/00. The total returns (7.69%), 3.69% and 5.09%, respectively.

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B
Shares of Federated Strategic Income Fund (the "Fund") are represented by a solid line. The Lehman Brother Government/Credit Total Index (LBGCT) is
represented by a dotted line and the Lipper Multi-Sector Income Funds Average
(LMSIFA) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the Fund, the LBGCT and the LMSIFA. The "x"
axis reflects computation periods from 7/27/1995 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class B Shares as compared to LBGCT and the LMSIFA. The ending values were $12,630, $14,213, and $12,719, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class B Shares Average Annual Total Return for the
one-year, five-year and from the start of performance of Class B Shares
(7/27/1995) to 11/30/00. The total returns (8.95%), 3.60% and 4.46%, respectively.

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C
Shares of Federated Strategic Income Fund (the "Fund") are represented by a solid line. The Lehman Brother Government/Credit Total Index (LBGCT) is
represented by a dotted line and the Lipper Multi-Sector Income Funds Average
(LMSIFA) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the Fund, the LBGCT and the LMSIFA. The "x"
axis reflects computation periods from 5/2/1994 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class C Shares as compared to LBGCT and the LMSIFA. The ending values were $13,820, $15,899, and $14,114, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class C Shares Average Annual Total Return for the
one-year, five-year and from the start of performance of Class C Shares
(5/2/1994) to 11/30/00. The total returns (4.98%), 3.88% and 5.04%, respectively.

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class F
Shares of Federated Strategic Income Fund (the "Fund") are represented by a solid line. The Lehman Brother Government/Credit Total Index (LBGCT) is
represented by a dotted line and the Lipper Multi-Sector Income Funds Average
(LMSIFA) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class F Shares of the Fund, the LBGCT and the LMSIFA. The "x"
axis reflects computation periods from 5/10/1994 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class F Shares as compared to LBGCT and the LMSIFA. The ending values were $14,236, $15,899, and $14,375, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class F Shares Average Annual Total Return for the
one-year, five-year and from the start of performance of Class F Shares
(5/10/1994) to 11/30/00. The total returns (5.19%), 4.42% and 5.53%, respectively.